The Bond Fund of America®
Investment portfolio
September 30, 2020
unaudited
Bonds, notes & other debt instruments 94.89% Corporate bonds, notes & loans 33.08% Financials 7.44%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$13,345	$13,364
ACE INA Holdings Inc. 2.875% 2022	1,585	1,659
ACE INA Holdings Inc. 3.35% 2026	100	113
ACE INA Holdings Inc. 4.35% 2045	1,465	1,922
AerCap Holdings NV 6.50% 2025	4,854	5,247
Allstate Corp. 3.85% 2049	9,000	10,772
Ally Financial Inc. 5.80% 2025	6,400	7,379
Ally Financial Inc. 8.00% 2031	10,769	14,360
Ally Financial Inc. 8.00% 2031	5,630	7,725
American Express Co. 3.00% 2024	20,000	21,716
American International Group, Inc. 2.50% 2025	8,500	9,098
American International Group, Inc. 3.90% 2026	2,625	2,996
American International Group, Inc. 3.40% 2030	50,370	55,700
American International Group, Inc. 4.80% 2045	1,150	1,409
American International Group, Inc. 4.375% 2050	41,097	48,152
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	15,571
AXA Equitable Holdings, Inc. 3.90% 2023	5,575	5,992
AXA Equitable Holdings, Inc. 5.00% 2048	13,935	16,464
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.00% on 8/11/2021)[1,2]	1,850	1,852
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 2025[1]	7,500	8,349
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[2]	16,965	16,660
Bank Mandiri (Persero) Tbk PT 4.75% 2025	2,880	3,175
Bank of America Corp. 2.738% 2022 (3-month USD-LIBOR + 0.37% on 1/23/2021)[2]	21,000	21,150
Bank of America Corp. 4.20% 2024	2,475	2,758
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[2]	28,168	28,383
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[2]	16,859	18,803
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[2]	196,799	196,545
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[2]	24,868	25,976
Bank of America Corp. 2.592% 2031 (USD-SOFR + 2.15% on 4/29/2030)[2]	34,491	36,515
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[2]	6,000	6,152
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[2]	45,033	55,952
Bank of Montreal, subordinated, 3.803% (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 1.432% on 12/15/2032)[1,2]	1,950	2,174
Bank of Nova Scotia 2.50% 2021	17,500	17,607
Barclays Bank PLC 3.65% 2025	2,000	2,161
Barclays Bank PLC 4.95% 2047	5,000	6,416
Berkshire Hathaway Finance Corp. 4.20% 2048	21,490	27,670
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,918
Berkshire Hathaway Inc. 3.125% 2026	4,100	4,582
Berkshire Hathaway Inc. 4.50% 2043	1,500	1,981
BNP Paribas 3.50% 2023[1]	27,000	28,638
BNP Paribas 3.80% 2024[1]	30,525	33,072
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[1,2]	5,050	5,332
The Bond Fund of America — Page 1 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
BNP Paribas 3.375% 2025[1]	$32,250	$35,016
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[1,2]	27,900	28,817
Capital One Financial Corp. 4.25% 2025	17,500	19,879
Charles Schwab Corp., junior subordinated, 5.375% (UST Yield Curve Rate T Note Constant Maturity 5-year + 4.971 on 6/1/2025)[3]	3,750	4,073
Citigroup Inc. 2.35% 2021	16,500	16,782
Citigroup Inc. 2.70% 2021	13,500	13,661
Citigroup Inc. 2.90% 2021	13,500	13,873
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[2]	25,120	27,065
Citigroup Inc. 4.60% 2026	4,175	4,783
Citigroup Inc. 3.668% 2028[2]	2,225	2,501
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[2]	10,633	11,514
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[2]	133,981	141,128
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[2]	36,075	43,352
Citigroup Inc., Series A, junior subordinated, 5.95% (3-month USD-LIBOR + 4.068% on 1/30/2023)[2]	13,195	13,592
Commonwealth Bank of Australia 3.61% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year+ 2.05% on 9/12/2029)[1,2]	14,375	15,668
Cooperatieve Rabobank UA 2.75% 2023	17,000	17,881
Cooperatieve Rabobank UA 2.625% 2024[1]	10,900	11,643
Credit Acceptance Corp. 6.625% 2026	1,488	1,543
Crédit Agricole SA 3.375% 2022[1]	10,250	10,590
Crédit Agricole SA 3.75% 2023[1]	21,000	22,553
Crédit Agricole SA 3.25% 2024[1]	6,200	6,707
Crédit Agricole SA 4.375% 2025[1]	10,030	11,092
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	15,750	16,129
Credit Suisse AG (New York Branch) 2.95% 2025	7,425	8,113
Credit Suisse Group AG 3.45% 2021	11,250	11,440
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	20,250	21,093
Credit Suisse Group AG 3.80% 2023	29,264	31,502
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[1,2]	3,100	3,237
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[1,2]	14,950	15,461
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]	8,385	9,359
Credit Suisse Group AG 4.194% 2031[1,2]	60,419	69,874
Danske Bank AS 2.00% 2021[1]	20,260	20,565
Danske Bank AS 2.70% 2022[1]	13,475	13,885
Danske Bank AS 3.875% 2023[1]	15,165	16,338
Deutsche Bank AG 3.15% 2021	33,827	34,037
Deutsche Bank AG 3.375% 2021	2,100	2,128
Deutsche Bank AG 4.25% 2021	36,725	37,117
Deutsche Bank AG 4.25% 2021	850	874
Deutsche Bank AG 3.30% 2022	4,575	4,734
Deutsche Bank AG 5.00% 2022	4,675	4,892
Deutsche Bank AG 3.95% 2023	10,347	10,875
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[2]	89,334	89,985
Deutsche Bank AG 3.70% 2024	15,250	15,995
Deutsche Bank AG 3.70% 2024	4,603	4,842
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[2]	51,557	54,864
Deutsche Bank AG 4.10% 2026	16,415	17,424
Deutsche Bank AG 4.10% 2026	4,217	4,504
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[2]	29,375	29,580
DNB Bank ASA 2.375% 2021[1]	22,700	23,023
Five Corners Funding Trust II 2.85% 2030[1]	4,300	4,644
GE Capital Funding, LLC 4.05% 2027[1]	36,512	39,385
GE Capital Funding, LLC 4.40% 2030[1]	64,580	69,551
The Bond Fund of America — Page 2 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[2]	$14,747	$15,298
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[2]	3,565	3,863
Goldman Sachs Group, Inc. 3.50% 2025	14,889	16,451
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 1.45% 2026[3]	5,975	6,038
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[2]	10,080	11,488
Goldman Sachs Group, Inc. 2.60% 2030	13,641	14,423
Goldman Sachs Group, Inc. 3.80% 2030	12,500	14,513
Groupe BPCE SA 2.75% 2023[1]	8,600	9,013
Groupe BPCE SA 5.70% 2023[1]	31,675	35,521
Groupe BPCE SA 4.625% 2024[1]	400	441
Groupe BPCE SA 5.15% 2024[1]	27,058	30,340
Groupe BPCE SA 4.50% 2025[1]	9,696	10,734
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	29,150	29,176
Hartford Financial Services Group, Inc. 2.80% 2029	10,850	11,789
Hartford Financial Services Group, Inc. 3.60% 2049	1,750	1,948
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[2]	18,500	19,281
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[2]	43,810	44,394
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[2]	37,900	42,466
HSBC Holdings PLC 4.95% 2030	3,150	3,801
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[2]	22,783	22,618
HSBC Holdings PLC 2.848% 2031[2]	25,889	26,855
HSBK (Europe) BV 7.25% 2021[1]	3,710	3,770
Icahn Enterprises Finance Corp. 6.25% 2022	5,940	6,016
Intercontinental Exchange, Inc. 2.65% 2040	5,700	5,693
Intercontinental Exchange, Inc. 3.00% 2060	9,875	10,040
Intesa Sanpaolo SpA 3.125% 2022[1]	17,025	17,516
Intesa Sanpaolo SpA 3.375% 2023[1]	42,466	44,129
Intesa Sanpaolo SpA 3.25% 2024[1]	7,560	7,985
Intesa Sanpaolo SpA 5.017% 2024[1]	116,668	122,695
Intesa Sanpaolo SpA 5.71% 2026[1]	24,105	26,303
Intesa Sanpaolo SpA 3.875% 2027[1]	10,275	10,913
Intesa Sanpaolo SpA 3.875% 2028[1]	4,974	5,309
Intesa Sanpaolo SpA 4.00% 2029[1]	3,000	3,272
Jefferies Financial Group Inc. 5.50% 2023	2,975	3,284
JPMorgan Chase & Co. 3.875% 2024	485	537
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[2]	5,000	5,503
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[2]	69,734	73,426
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[2]	126,155	131,260
JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)[2]	14,050	14,680
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)[2]	1,060	1,189
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[2]	21,787	23,493
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[2]	75,729	80,812
JPMorgan Chase & Co. 3.109% 2041 (USD-SOFR + 2.46% on 4/22/2040)[2]	4,775	5,224
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[2]	6,085	6,478
Kasikornbank PC HK 3.343% 2031[2]	3,035	2,985
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[2]	16,500	17,160
Lloyds Banking Group PLC 4.05% 2023	14,200	15,418
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)[2]	13,460	14,675
Lloyds Banking Group PLC 4.582% 2025	5,143	5,666
Lloyds Banking Group PLC 2.438% 2026 (UST Yield Curve Rate T Note Constant Maturity 1-year + 1.00% on 2/5/2025)[2]	13,875	14,400
Lloyds Banking Group PLC 4.375% 2028	2,560	2,970
Lloyds Banking Group PLC 4.55% 2028	3,500	4,129
The Bond Fund of America — Page 3 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Marsh & McLennan Companies, Inc. 3.875% 2024	$17,120	$18,996
Marsh & McLennan Companies, Inc. 4.375% 2029	2,460	2,990
Marsh & McLennan Companies, Inc. 2.25% 2030	3,506	3,674
Marsh & McLennan Companies, Inc. 4.75% 2039	750	988
Marsh & McLennan Companies, Inc. 4.90% 2049	5,250	7,340
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[1,2]	100	138
MetLife, Inc. 3.60% 2025	100	114
MetLife, Inc. 4.55% 2030	2,000	2,512
MetLife, Inc. 4.60% 2046	800	1,048
Metropolitan Life Global Funding I 2.50% 2020[1]	3,750	3,764
Metropolitan Life Global Funding I 2.40% 2021[1]	18,638	18,747
Metropolitan Life Global Funding I 3.45% 2021[1]	1,500	1,547
Metropolitan Life Global Funding I 2.40% 2022[1]	5,965	6,164
Metropolitan Life Global Funding I 3.375% 2022[1]	3,000	3,114
Metropolitan Life Global Funding I 3.60% 2024[1]	3,000	3,286
Metropolitan Life Global Funding I 0.95% 2025[1]	5,007	5,057
Metropolitan Life Global Funding I 3.45% 2026[1]	2,315	2,649
Metropolitan Life Global Funding I 3.00% 2027[1]	2,500	2,772
Metropolitan Life Global Funding I 3.05% 2029[1]	5,000	5,645
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	7,451	7,583
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	16,000	16,614
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	10,155
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	4,600	4,916
Mitsubishi UFJ Financial Group, Inc. 1.412% 2025	15,200	15,412
Mitsubishi UFJ Financial Group, Inc. 2.193% 2025	45,000	47,171
Mizuho Financial Group, Ltd. 3.549% 2023	17,000	18,166
Mizuho Financial Group, Ltd. 0.849% 2024 (3-month USD-LIBOR + 0.61% on 9/8/2023)[2]	26,800	26,732
Mizuho Financial Group, Ltd. 1.241% 2024 (3-month USD-LIBOR + 0.695% on 7/10/2023)[2]	18,900	19,060
Mizuho Financial Group, Ltd. 1.979% 2031 (3-month USD-LIBOR + 1.27% on 9/8/2030)[2]	16,000	15,853
Morgan Stanley 2.50% 2021	14,300	14,475
Morgan Stanley 2.75% 2022	13,054	13,533
Morgan Stanley 3.125% 2023	10,000	10,580
Morgan Stanley 3.70% 2024	875	971
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[2]	57,500	61,914
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[2]	12,800	13,609
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[2]	14,044	14,723
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[2]	23,609	25,257
MSCI Inc. 3.625% 2030[1]	16,200	16,645
National Australia Bank Ltd. 2.50% 2022	15,500	16,078
National Australia Bank Ltd. 2.875% 2023	13,200	14,000
National Australia Bank Ltd. 2.332% 2030[1]	5,000	4,953
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[1,2]	5,000	5,317
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[1,2]	33,400	36,239
Nationwide Building Society 4.125% 2032 (5-year USD-ICE Swap + 1.849% on 10/18/2027)[1,2]	3,000	3,196
Navient Corp. 5.50% 2023	7,000	7,086
Navient Corp. 6.75% 2025	2,500	2,534
Navient Corp. 5.00% 2027	6,250	5,878
New York Life Global Funding 1.70% 2021[1]	30,500	30,938
New York Life Global Funding 2.00% 2021[1]	700	707
New York Life Global Funding 2.25% 2022[1]	10,195	10,547
New York Life Global Funding 0.95% 2025[1]	1,403	1,420
New York Life Global Funding 3.00% 2028[1]	2,250	2,520
New York Life Global Funding 1.20% 2030[1]	12,732	12,437
The Bond Fund of America — Page 4 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
New York Life Insurance Company 3.75% 2050[1]	$20,047	$22,652
Nuveen, LLC 4.00% 2028[1]	1,515	1,801
OneMain Holdings, Inc. 7.125% 2026	7,800	8,724
Oversea-Chinese Banking Corp. Ltd. 1.832% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.58% on 9/10/2025)[1,2]	7,786	7,776
PNC Bank 3.50% 2023	17,840	19,216
PNC Financial Services Group, Inc. 3.50% 2024	11,700	12,761
PNC Financial Services Group, Inc., Series O, junior subordinated, 6.75% (3-month USD-LIBOR + 3.678% on 8/1/2021)[2]	10,170	10,429
Power Financial Corp. Ltd. 4.50% 2029	5,000	5,086
Power Financial Corp. Ltd. 3.95% 2030	3,000	2,918
PRICOA Global Funding I 2.45% 2022[1]	3,090	3,214
PRICOA Global Funding I 3.45% 2023[1]	11,525	12,487
Principal Financial Group, Inc. 4.111% 2028[1]	3,500	4,037
Progressive Corp. 4.00% 2029	3,000	3,619
Progressive Corp. 3.95% 2050	1,250	1,589
Prudential Financial, Inc. 3.905% 2047	850	945
Prudential Financial, Inc. 4.418% 2048	1,000	1,189
Prudential Financial, Inc. 4.35% 2050	5,000	6,011
Prudential Financial, Inc. 3.70% 2051	9,850	10,881
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[2]	3,500	3,965
Rabobank Nederland 2.50% 2021	8,500	8,558
Rabobank Nederland 4.375% 2025	5,945	6,741
Rede D’Or Finance SARL 4.50% 2030[1]	7,200	6,831
Royal Bank of Canada 3.20% 2021	10,000	10,170
Royal Bank of Canada 2.80% 2022	23,825	24,725
Royal Bank of Canada 1.15% 2025	5,931	6,013
Royal Bank of Scotland PLC 4.65% 2024 (3-month USD-LIBOR + 1.55% on 6/25/2023)[2]	14,130	15,240
Royal Bank of Scotland PLC 3.073% 2028 (UST Yield Curve Rate T Note Constant Maturity 1-year + 2.55% on 5/22/2027)[2]	2,500	2,631
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[2]	14,200	16,435
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[2]	5,300	6,321
Santander Holdings USA, Inc. 3.40% 2023	17,000	17,803
Santander Holdings USA, Inc. 3.50% 2024	13,325	14,298
Santander Holdings USA, Inc. 3.244% 2026	15,000	16,069
Skandinaviska Enskilda Banken AB 1.875% 2021	13,500	13,706
Skandinaviska Enskilda Banken AB 2.625% 2021	15,275	15,440
Sumitomo Mitsui Banking Corp. 3.102% 2023	28,940	30,563
Svenska Handelsbanken AB 1.875% 2021	8,920	9,053
Synchrony Financial 2.85% 2022	8,750	9,016
Synchrony Financial 4.375% 2024	5,825	6,306
Toronto-Dominion Bank 2.65% 2024	18,625	19,935
Toronto-Dominion Bank 0.75% 2025	23,900	23,846
Travelers Companies, Inc. 4.00% 2047	2,250	2,746
Travelers Companies, Inc. 4.10% 2049	1,500	1,878
Travelers Companies, Inc. 2.55% 2050	3,815	3,746
U.S. Bancorp 2.40% 2024	19,000	20,239
U.S. Bank NA 2.85% 2023	21,000	22,156
U.S. Bank NA 3.40% 2023	13,125	14,184
UBS Group AG 1.364% 2027 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.08% on 1/30/2026)[1,2]	9,950	9,955
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[1,2]	19,100	21,215
UniCredit SpA 3.75% 2022[1]	18,465	19,148
UniCredit SpA 6.572% 2022[1]	26,240	27,854
The Bond Fund of America — Page 5 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
UniCredit SpA 4.625% 2027[1]	$29,510	$33,170
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]	60,095	64,067
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[1,2]	30,084	34,617
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[1,2]	6,687	6,826
VEB Finance Ltd. 6.80% 2025[1]	500	598
Wells Fargo & Company 2.10% 2021	41,300	41,887
Wells Fargo & Company 2.50% 2021	13,500	13,628
Wells Fargo & Company 1.65% 2024 (USD-SOFR + 1.60% on 6/2/2023)[2]	101,335	103,265
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[2]	72,912	76,434
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[2]	21,354	22,180
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[2]	34,042	35,409
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)[2]	19,471	21,157
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[2]	12,650	13,213
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[2]	8,648	9,239
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[2]	94,205	98,701
Wells Fargo & Company 3.068% 2041 (USD-SOFR + 2.53% on 4/30/2040)[2]	4,902	5,109
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[2]	18,092	24,705
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[2]	31,019	32,160
Westpac Banking Corp. 4.11% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.00% on 7/24/2029)[2]	11,339	12,764
Willis North America Inc. 2.95% 2029	2,130	2,306
Willis North America Inc. 3.875% 2049	5,850	6,741
		4,830,065
Energy 4.23%
Apache Corp. 4.875% 2027	2,340	2,216
Apache Corp. 4.25% 2030	9,050	8,173
Apache Corp. 6.00% 2037	6,135	5,874
Apache Corp. 5.10% 2040	4,860	4,378
Apache Corp. 4.75% 2043	22,605	20,139
Apache Corp. 4.25% 2044	5,800	4,945
Apache Corp. 5.35% 2049	20,669	18,322
Baker Hughes, a GE Co. 4.486% 2030	9,519	10,843
Baker Hughes, a GE Co. 4.08% 2047	4,040	4,044
BP Capital Markets America Inc. 1.749% 2030	15,720	15,624
BP Capital Markets America Inc. 2.772% 2050	18,846	17,318
BP Capital Markets PLC 3.79% 2024	47,280	51,865
BP Capital Markets PLC 3.41% 2026	17,500	19,570
BP Capital Markets PLC 4.234% 2028	2,500	2,967
BP Capital Markets PLC 3.00% 2050	19,159	18,308
Canadian Natural Resources Ltd. 3.45% 2021	800	818
Canadian Natural Resources Ltd. 2.95% 2023	25,740	26,781
Canadian Natural Resources Ltd. 3.80% 2024	20,250	21,745
Canadian Natural Resources Ltd. 2.05% 2025	24,338	24,857
Canadian Natural Resources Ltd. 3.85% 2027	56,083	60,536
Canadian Natural Resources Ltd. 2.95% 2030	18,655	18,799
Cenovus Energy Inc. 3.80% 2023	3,940	3,813
Cenovus Energy Inc. 5.375% 2025	3,360	3,238
Cenovus Energy Inc. 4.25% 2027	25,150	22,903
Cenovus Energy Inc. 5.25% 2037	4,149	3,602
Cenovus Energy Inc. 5.40% 2047	47,913	40,465
Cheniere Energy Partners, LP 4.50% 2029	5,050	5,186
Cheniere Energy, Inc. 5.125% 2027	3,000	3,345
The Bond Fund of America — Page 6 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Cheniere Energy, Inc. 4.625% 2028[1]	$8,450	$8,688
Cheniere Energy, Inc. 3.70% 2029[1]	80,771	84,056
Chevron Corp. 2.10% 2021	10,000	10,102
Chevron Corp. 2.498% 2022	9,675	9,959
Chevron Corp. 2.954% 2026	6,340	7,072
Chevron Corp. 1.995% 2027	919	973
Chevron Corp. 2.236% 2030	12,694	13,489
Chevron Corp. 2.978% 2040	1,772	1,916
Chevron Corp. 3.078% 2050	4,762	5,115
Chevron USA Inc. 0.687% 2025	12,476	12,440
Chevron USA Inc. 1.018% 2027	16,601	16,591
Chevron USA Inc. 2.343% 2050	5,772	5,412
Columbia Pipeline Partners LP 5.80% 2045	2,635	3,439
Concho Resources Inc. 4.30% 2028	18,500	20,464
Concho Resources Inc. 2.40% 2031	4,106	3,936
Concho Resources Inc. 4.85% 2048	5,402	5,985
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[1,4]	3,370	1,011
DCP Midstream Operating LP 4.95% 2022	1,495	1,508
Diamond Offshore Drilling, Inc. 4.875% 2043[5]	13,470	1,296
Enbridge Energy Partners, LP 5.875% 2025	5,000	5,992
Enbridge Energy Partners, LP 7.375% 2045	32,973	48,292
Enbridge Inc. 4.00% 2023	45,260	49,045
Enbridge Inc. 3.50% 2024	3,391	3,669
Endeavor Energy Resources, LP 6.625% 2025[1]	1,995	2,053
Energy Transfer Operating, LP 5.875% 2024	2,043	2,249
Energy Transfer Operating, LP 2.90% 2025	8,003	8,057
Energy Transfer Operating, LP 5.50% 2027	10,000	10,921
Energy Transfer Operating, LP 3.75% 2030	14,013	13,595
Energy Transfer Operating, LP 5.00% 2050	98,718	91,023
Energy Transfer Partners, LP 4.20% 2023	5,725	6,039
Energy Transfer Partners, LP 4.50% 2024	2,975	3,154
Energy Transfer Partners, LP 4.95% 2028	7,500	7,944
Energy Transfer Partners, LP 6.125% 2045	19,678	19,765
Energy Transfer Partners, LP 5.30% 2047	32,861	30,570
Energy Transfer Partners, LP 6.00% 2048	17,891	18,012
Energy Transfer Partners, LP 6.25% 2049	21,248	21,924
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)[2]	22,000	14,992
Enterprise Products Operating LLC 2.80% 2030	3,768	3,999
Enterprise Products Operating LLC 3.20% 2052	17,987	16,369
EOG Resources, Inc. 4.375% 2030	15,455	18,242
EOG Resources, Inc. 4.95% 2050	10,233	12,610
EQM Midstream Partners, LP 4.75% 2023	2,500	2,501
EQM Midstream Partners, LP 6.50% 2027[1]	3,520	3,736
EQM Midstream Partners, LP 5.50% 2028	8,300	8,376
EQT Corp. 3.00% 2022	23,035	22,598
EQT Corp. 7.875% 2025	5,562	6,173
EQT Corp. 3.90% 2027	11,000	10,044
EQT Corp. 8.75% 2030	15,000	17,742
Equinor ASA 3.625% 2028	12,719	14,809
Equinor ASA 3.125% 2030	22,503	25,316
Equinor ASA 3.25% 2049	5,687	6,061
Equinor ASA 3.70% 2050	4,349	5,005
Exxon Mobil Corp. 1.571% 2023	10,370	10,675
Exxon Mobil Corp. 2.019% 2024	37,658	39,623
The Bond Fund of America — Page 7 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Exxon Mobil Corp. 2.992% 2025	$6,330	$6,942
Exxon Mobil Corp. 2.44% 2029	838	901
Exxon Mobil Corp. 2.61% 2030	45,000	48,664
Exxon Mobil Corp. 2.995% 2039	890	943
Exxon Mobil Corp. 4.227% 2040	2,000	2,456
Exxon Mobil Corp. 4.327% 2050	1,490	1,862
Exxon Mobil Corp. 3.452% 2051	47,385	52,228
Gazprom OJSC 6.51% 2022[1]	8,350	8,890
Gray Oak Pipeline, LLC 3.45% 2027[1]	8,374	8,581
Harvest Midstream I, LP 7.50% 2028[1]	1,975	1,970
KazMunayGas National Co. JSC 4.75% 2027	2,560	2,858
Kinder Morgan, Inc. 3.15% 2023	1,280	1,344
Kinder Morgan, Inc. 4.30% 2028	10,000	11,390
Kinder Morgan, Inc. 2.00% 2031	10,000	9,635
Kinder Morgan, Inc. 5.05% 2046	6,575	7,470
Kinder Morgan, Inc. 5.20% 2048	9,024	10,586
Kinder Morgan, Inc. 3.25% 2050	3,345	3,040
Marathon Oil Corp. 3.85% 2025	5,000	5,137
Marathon Oil Corp. 4.40% 2027	5,755	5,729
MPLX LP 3.50% 2022	8,500	8,912
MPLX LP 1.75% 2026	19,782	19,773
MPLX LP 4.80% 2029	4,138	4,754
MPLX LP 2.65% 2030	29,345	28,840
MPLX LP 5.50% 2049	34,268	38,403
MV24 Capital BV 6.748% 2034[1]	1,936	1,957
Noble Energy, Inc. 3.25% 2029	38,889	43,089
Noble Energy, Inc. 4.95% 2047	16,685	21,939
Noble Energy, Inc. 4.20% 2049	21,074	25,263
NuStar Logistics, LP 6.75% 2021[1]	3,400	3,421
Occidental Petroleum Corp. 2.90% 2024	19,625	16,687
Occidental Petroleum Corp. 5.875% 2025	3,350	3,076
Occidental Petroleum Corp. 8.00% 2025	3,930	3,962
Occidental Petroleum Corp. 3.20% 2026	1,105	878
Occidental Petroleum Corp. 3.50% 2029	6,577	5,054
Occidental Petroleum Corp. 4.20% 2048	4,250	2,927
Oleoducto Central SA 4.00% 2027[1]	2,885	2,998
ONEOK, Inc. 2.20% 2025	439	433
ONEOK, Inc. 5.85% 2026	29,034	33,423
ONEOK, Inc. 4.00% 2027	5,403	5,631
ONEOK, Inc. 4.55% 2028	1,775	1,883
ONEOK, Inc. 4.35% 2029	3,154	3,293
ONEOK, Inc. 3.10% 2030	28,676	27,656
ONEOK, Inc. 6.35% 2031	29,062	33,872
ONEOK, Inc. 4.95% 2047	515	490
ONEOK, Inc. 5.20% 2048	27,170	26,183
ONEOK, Inc. 4.45% 2049	3,299	2,907
ONEOK, Inc. 4.50% 2050	7,802	6,919
ONEOK, Inc. 7.15% 2051	12,998	15,460
Parsley Energy, Inc. 5.25% 2025[1]	4,000	3,970
Petrobras Global Finance Co. 8.75% 2026	2,600	3,246
Petrobras Global Finance Co. 5.093% 2030	1,962	2,064
Petrobras Global Finance Co. 6.90% 2049	19,000	21,158
Petrobras Global Finance Co. 6.75% 2050	2,190	2,375
Petróleos Mexicanos 5.50% 2021	196	198
The Bond Fund of America — Page 8 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 4.875% 2022	$5,805	$5,883
Petróleos Mexicanos 5.375% 2022	5,935	6,037
Petróleos Mexicanos 3.50% 2023	600	591
Petróleos Mexicanos 4.625% 2023	400	398
Petróleos Mexicanos 4.875% 2024	581	575
Petróleos Mexicanos 4.50% 2026	9,922	8,820
Petróleos Mexicanos 6.875% 2026	105,261	101,156
Petróleos Mexicanos 6.50% 2027	65,892	61,541
Petróleos Mexicanos 6.84% 2030[1]	1,447	1,290
Petróleos Mexicanos 5.95% 2031[1]	2,838	2,364
Petróleos Mexicanos 7.69% 2050[1]	4,125	3,411
Phillips 66 3.90% 2028	3,213	3,631
Pioneer Natural Resources Co. 1.90% 2030	10,686	10,057
Plains All American Pipeline, LP 3.80% 2030	7,691	7,473
PTT Exploration and Production PCL 2.587% 2027[1]	780	808
Rattler Midstream Partners LP 5.625% 2025[1]	1,310	1,323
Sabine Pass Liquefaction, LLC 6.25% 2022	4,700	4,989
Sabine Pass Liquefaction, LLC 5.625% 2023[2]	14,000	15,344
Sabine Pass Liquefaction, LLC 5.75% 2024	13,100	14,841
Sabine Pass Liquefaction, LLC 5.625% 2025	21,015	24,048
Sabine Pass Liquefaction, LLC 5.875% 2026	33,750	39,946
Sabine Pass Liquefaction, LLC 4.50% 2030[1]	46,475	52,426
Saudi Arabian Oil Co. 2.875% 2024[1]	8,448	8,873
Saudi Arabian Oil Co. 3.50% 2029[1]	62,360	68,732
Saudi Arabian Oil Co. 4.375% 2049[1]	1,325	1,598
Shell International Finance BV 3.50% 2023	7,500	8,169
Shell International Finance BV 2.00% 2024	3,250	3,422
Shell International Finance BV 2.375% 2025	14,000	14,953
Shell International Finance BV 3.875% 2028	4,680	5,470
Shell International Finance BV 2.375% 2029	14,481	15,328
Shell International Finance BV 3.125% 2049	10,490	10,842
Shell International Finance BV 3.25% 2050	34,089	35,950
Southwestern Energy Co. 7.50% 2026	7,800	7,644
Southwestern Energy Co. 8.375% 2028	1,300	1,280
Sunoco Logistics Operating Partners, LP 4.00% 2027	15,000	15,324
Sunoco Logistics Operating Partners, LP 5.40% 2047	37,806	35,733
Sunoco LP 4.875% 2023	6,000	6,052
Sunoco LP 6.00% 2027	4,210	4,334
Tallgrass Energy Partners, LP 7.50% 2025[1]	1,370	1,378
Targa Resources Partners LP 5.875% 2026	7,180	7,385
Targa Resources Partners LP 6.875% 2029	6,000	6,452
Targa Resources Partners LP 5.50% 2030[1]	8,660	8,625
Targa Resources Partners LP 4.875% 2031[1]	2,190	2,125
Total Capital International 3.455% 2029	4,640	5,338
Total Capital International 3.461% 2049	2,600	2,846
Total Capital International 3.127% 2050	44,893	46,592
Total SE 2.986% 2041	10,021	10,479
Total SE 3.386% 2060	15,550	16,356
TransCanada PipeLines Ltd. 4.10% 2030	39,303	45,405
TransCanada PipeLines Ltd. 5.10% 2049	13,500	17,275
Transcontinental Gas Pipe Line Company, LLC 3.95% 2050[1]	15,585	16,178
Transportadora de Gas Peru SA 4.25% 2028[1]	2,535	2,817
Western Gas Partners LP 5.30% 2048	2,000	1,620
Western Midstream Operating, LP 3.10% 2025	8,964	8,552
The Bond Fund of America — Page 9 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Western Midstream Operating, LP 4.05% 2030	$6,606	$6,449
Western Midstream Operating, LP 5.25% 2050	15,036	13,954
Williams Companies, Inc. 3.50% 2030	38,037	41,435
Williams Partners LP 3.90% 2025	1,391	1,523
Williams Partners LP 6.30% 2040	2,438	3,014
Williams Partners LP 5.10% 2045	1,626	1,831
WPX Energy, Inc. 5.25% 2024	638	668
WPX Energy, Inc. 5.25% 2027	2,500	2,542
WPX Energy, Inc. 5.875% 2028	2,075	2,171
WPX Energy, Inc. 4.50% 2030	15,995	15,825
		2,748,512
Utilities 4.16%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[1]	20,500	23,104
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2026[1]	600	690
Abu Dhabi National Energy Company PJSC (TAQA) 5.875% 2021[1]	1,055	1,121
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[1]	2,110	2,231
Abu Dhabi National Energy Company PJSC (TAQA) 4.875% 2030[1]	440	548
AEP Transmission Co. LLC 3.15% 2049	3,179	3,423
AEP Transmission Co. LLC 3.65% 2050	2,600	3,081
AES Corp. 5.50% 2025	9,000	9,296
AES Corp. 5.125% 2027	2,000	2,135
AES Panama Generation Holdings SRL 4.375% 2030[1]	8,565	8,820
Alliant Energy Finance LLC 4.25% 2028[1]	3,804	4,426
Ameren Corp. 2.50% 2024	3,297	3,497
Ameren Corp. 3.50% 2031	22,485	25,754
American Electric Power Company, Inc. 4.30% 2028	10,000	11,817
American Electric Power Company, Inc. 2.30% 2030	36,017	37,161
American Electric Power Company, Inc. 3.25% 2050	22,050	23,100
American Water Cap Corp. 2.80% 2030	7,200	7,904
Avangrid, Inc. 3.80% 2029	5,000	5,780
Berkshire Hathaway Energy Co. 2.80% 2023	8,650	9,108
Berkshire Hathaway Energy Co. 4.50% 2045	200	251
Berkshire Hathaway Energy Co. 4.25% 2050[1]	3,150	3,940
Calpine Corp. 5.25% 2026[1]	10,300	10,732
Cemig Geração e Transmissão SA 9.25% 2024	700	774
CenterPoint Energy, Inc. 3.85% 2024	35,982	39,455
CenterPoint Energy, Inc. 2.95% 2030	13,000	14,263
CenterPoint Energy, Inc. 3.70% 2049	2,775	3,119
CenterPoint Energy, Inc. 2.90% 2050	4,150	4,466
CMS Energy Corp. 3.875% 2024	5,000	5,451
CMS Energy Corp. 3.00% 2026	2,853	3,140
CMS Energy Corp. 3.45% 2027	2,500	2,804
CMS Energy Corp. 4.875% 2044	100	131
Colbun SA 3.95% 2027[1]	5,225	5,890
Comisión Federal de Electricidad 4.875% 2024[1]	2,500	2,697
Comisión Federal de Electricidad 4.75% 2027[1]	370	399
Consolidated Edison Company of New York, Inc. 3.95% 2050	8,100	9,854
Consumers Energy Co. 3.10% 2050	13,497	14,781
Consumers Energy Co. 3.75% 2050	5,000	6,131
Consumers Energy Co. 3.50% 2051	5,550	6,510
Dominion Resources, Inc. 3.375% 2030	27,000	30,487
Dominion Resources, Inc., junior subordinated, 3.071% 2024[2]	17,600	18,933
DPL Inc. 4.125% 2025[1]	1,040	1,090
The Bond Fund of America — Page 10 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Carolinas, LLC 2.45% 2029	$32,180	$34,872
Duke Energy Carolinas, LLC 2.45% 2030	25,000	27,096
Duke Energy Corp. 0.90% 2025	9,325	9,347
Duke Energy Corp. 3.40% 2029	21,940	24,662
Duke Energy Florida, LLC 2.50% 2029	9,863	10,717
Duke Energy Indiana, Inc. 3.25% 2049	3,875	4,322
Duke Energy Ohio, Inc. 2.125% 2030	8,850	9,302
Duke Energy Progress, LLC 2.50% 2050	15,000	14,550
Edison International 3.125% 2022	13,250	13,675
Edison International 3.55% 2024	38,052	40,157
Edison International 4.95% 2025	39,007	42,775
Edison International 5.75% 2027	11,322	12,512
Edison International 4.125% 2028	37,422	38,399
EDP Finance BV 5.25% 2021[1]	3,500	3,552
EDP Finance BV 3.625% 2024[1]	3,000	3,273
Electricité de France SA 4.50% 2028[1]	762	906
Electricité de France SA 4.875% 2038[1]	3,725	4,519
Electricité de France SA 4.95% 2045[1]	711	873
Electricité de France SA 5.00% 2048[1]	305	395
Electricité de France SA 6.00% 2114	£300	656
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[2]	$22,801	25,349
Emera US Finance LP 2.70% 2021	3,085	3,128
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,621
Empresas Publicas de Medellin ESP 4.25% 2029[1]	2,010	2,011
Empresas Publicas de Medellin ESP 4.375% 2031[1]	4,760	4,796
Enel Chile SA 4.875% 2028	4,000	4,736
Enel Finance International SA 4.625% 2025[1]	29,000	33,617
Enel Finance International SA 3.50% 2028[1]	6,909	7,710
Enel Finance International SA 4.75% 2047[1]	1,966	2,437
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,2]	9,500	11,119
Engie Energia Chile SA 3.40% 2030[1]	1,458	1,576
ENN Energy Holdings Ltd. 2.625% 2030[1]	17,093	17,102
Entergy Arkansas, LLC 2.65% 2051	3,040	3,069
Entergy Corp. 0.90% 2025	11,884	11,882
Entergy Corp. 2.95% 2026	2,140	2,366
Entergy Corp. 2.80% 2030	13,767	14,939
Entergy Corp. 3.75% 2050	8,836	10,092
Entergy Louisiana, LLC 2.90% 2051	15,002	15,804
Entergy Texas, Inc. 1.75% 2031	13,150	13,064
Evergy Metro, Inc. 2.25% 2030	7,575	8,025
Eversource Energy 0.80% 2025	1,875	1,868
Eversource Energy 1.65% 2030	4,800	4,791
Exelon Corp. 4.05% 2030	16,150	18,933
Exelon Corp. 4.70% 2050	2,850	3,642
Exelon Corp., junior subordinated, 3.497% 2022[2]	21,000	21,970
FirstEnergy Corp. 2.85% 2022	22,575	23,153
FirstEnergy Corp. 1.60% 2026	15,500	15,419
FirstEnergy Corp. 3.90% 2027	74,897	82,426
FirstEnergy Corp. 3.50% 2028[1]	8,321	8,999
FirstEnergy Corp. 2.25% 2030	38,900	38,085
FirstEnergy Corp. 2.65% 2030	48,659	49,679
FirstEnergy Corp. 7.375% 2031	11,824	16,587
FirstEnergy Corp. 4.85% 2047	8,971	10,802
The Bond Fund of America — Page 11 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp. 3.40% 2050	$21,585	$21,055
FirstEnergy Corp., Series B, 4.25% 2023	21,850	23,213
Florida Power & Light Co. 2.85% 2025	11,910	13,087
Georgia Power Co. 2.65% 2029	1,250	1,341
Georgia Power Co. 3.70% 2050	4,285	4,797
Gulf Power Co. 3.30% 2027	3,831	4,310
Interstate Power and Light Co. 3.25% 2024	9,628	10,567
Interstate Power and Light Co. 2.30% 2030	6,400	6,781
IPALCO Enterprises, Inc. 3.70% 2024	1,325	1,438
Israel Electric Corp. Ltd. 8.10% 2096[1]	6,250	9,089
Jersey Central Power & Light Co. 4.30% 2026[1]	4,480	5,128
Metropolitan Edison Co. 4.30% 2029[1]	3,000	3,527
Mississippi Power Co. 3.95% 2028	7,050	8,097
Mississippi Power Co. 4.25% 2042	18,411	21,813
National Grid PLC 3.15% 2027[1]	1,105	1,226
New York State Electric & Gas Corp. 3.25% 2026[1]	2,000	2,251
NextEra Energy Capital Holdings, Inc. 3.15% 2024	3,760	4,069
NextEra Energy Capital Holdings, Inc. 2.75% 2029	7,993	8,644
NextEra Energy Capital Holdings, Inc. 2.25% 2030	47,319	49,370
NextEra Energy Partners, LP 4.25% 2024[1]	4,715	4,925
NextEra Energy Partners, LP 3.875% 2026[1]	3,535	3,665
Niagara Mohawk Power Corp. 3.508% 2024[1]	2,050	2,248
Niagara Mohawk Power Corp. 4.278% 2034[1]	3,000	3,710
Northern States Power Co. 3.40% 2042	50	57
Northern States Power Co. 2.60% 2051	6,149	6,259
NRG Energy, Inc. 7.25% 2026	8,773	9,353
NV Energy, Inc. 6.25% 2020	3,100	3,122
Oncor Electric Delivery Company LLC 0.55% 2025[1]	8,100	8,062
Pacific Gas and Electric Co. 1.75% 2022	33,900	33,941
Pacific Gas and Electric Co. 3.25% 2023	2,867	2,971
Pacific Gas and Electric Co. 3.85% 2023	3,800	4,012
Pacific Gas and Electric Co. 4.25% 2023	20,085	21,406
Pacific Gas and Electric Co. 3.40% 2024	10,480	10,961
Pacific Gas and Electric Co. 3.75% 2024	1,162	1,218
Pacific Gas and Electric Co. 2.95% 2026	39,010	39,798
Pacific Gas and Electric Co. 3.15% 2026	41,688	42,840
Pacific Gas and Electric Co. 2.10% 2027	28,013	27,266
Pacific Gas and Electric Co. 3.30% 2027	45,004	46,326
Pacific Gas and Electric Co. 3.30% 2027	9,068	9,256
Pacific Gas and Electric Co. 3.75% 2028	12,268	12,773
Pacific Gas and Electric Co. 4.65% 2028	43,238	46,995
Pacific Gas and Electric Co. 4.55% 2030	17,930	19,476
Pacific Gas and Electric Co. 2.50% 2031	89,870	85,839
Pacific Gas and Electric Co. 3.30% 2040	23,875	21,914
Pacific Gas and Electric Co. 3.75% 2042	33,996	31,632
Pacific Gas and Electric Co. 4.00% 2046	5,050	4,745
Pacific Gas and Electric Co. 4.25% 2046	6,400	6,192
Pacific Gas and Electric Co. 3.95% 2047	10,377	9,634
Pacific Gas and Electric Co. 3.50% 2050	56,203	50,946
PacifiCorp. 3.30% 2051	3,575	4,023
PacifiCorp., First Mortgage Bonds, 2.70% 2030	1,900	2,103
Peco Energy Co. 2.80% 2050	21,550	22,361
PG&E Corp. 5.25% 2030	2,450	2,373
Public Service Company of Colorado 2.50% 2023	1,430	1,482
The Bond Fund of America — Page 12 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Company of Colorado 1.90% 2031	$24,947	$25,987
Public Service Company of Colorado 4.30% 2044	880	1,126
Public Service Company of Colorado 3.80% 2047	2,702	3,290
Public Service Company of Colorado 2.70% 2051	10,000	10,169
Public Service Electric and Gas Co. 3.20% 2029	5,000	5,715
Public Service Electric and Gas Co. 2.45% 2030	2,475	2,693
Public Service Electric and Gas Co. 2.05% 2050	10,725	9,742
Public Service Electric and Gas Co. 2.70% 2050	7,970	8,326
Public Service Electric and Gas Co. 3.15% 2050	15,000	17,028
Public Service Enterprise Group Inc. 2.65% 2022	6,225	6,495
Public Service Enterprise Group Inc. 2.25% 2026	1,000	1,076
Public Service Enterprise Group Inc. 3.00% 2027	2,250	2,496
Public Service Enterprise Group Inc. 1.60% 2030	14,725	14,527
Public Service Enterprise Group Inc. 3.20% 2049	2,475	2,783
Puget Energy, Inc. 6.00% 2021	4,306	4,514
Puget Energy, Inc. 5.625% 2022	7,536	8,086
Puget Energy, Inc. 3.65% 2025	1,911	2,054
San Diego Gas & Electric Co. 1.70% 2030	28,385	28,193
San Diego Gas & Electric Co. 4.50% 2040	6,358	7,848
San Diego Gas & Electric Co. 3.75% 2047	3,086	3,559
San Diego Gas & Electric Co. 4.10% 2049	4,098	4,971
San Diego Gas & Electric Co. 3.32% 2050	14,435	15,805
Southern California Edison Co. 2.90% 2021	8,400	8,489
Southern California Edison Co. 1.845% 2022	2,716	2,720
Southern California Edison Co. 3.50% 2023	21,760	23,345
Southern California Edison Co. 3.70% 2025	24,510	27,288
Southern California Edison Co. 3.65% 2028	5,000	5,509
Southern California Edison Co. 2.85% 2029	43,992	46,369
Southern California Edison Co. 4.20% 2029	21,825	25,182
Southern California Edison Co. 2.25% 2030	31,278	31,415
Southern California Edison Co. 6.00% 2034	12,500	16,505
Southern California Edison Co. 5.35% 2035	30,375	39,131
Southern California Edison Co. 5.75% 2035	6,666	9,063
Southern California Edison Co. 5.625% 2036	5,649	6,786
Southern California Edison Co. 5.55% 2037	5,300	6,554
Southern California Edison Co. 5.95% 2038	11,255	14,250
Southern California Edison Co. 6.05% 2039	2,411	3,112
Southern California Edison Co. 4.50% 2040	20,867	23,869
Southern California Edison Co. 4.00% 2047	13,480	14,458
Southern California Edison Co. 4.125% 2048	18,740	20,554
Southern California Edison Co. 4.875% 2049	13,454	16,303
Southern California Edison Co. 3.65% 2050	57,418	59,975
Southern California Edison Co., Series C, 3.60% 2045	6,979	7,188
Southern California Gas Company 2.60% 2026	1,431	1,550
Southern California Gas Company 2.55% 2030	15,137	16,359
Southern Co. 3.70% 2030	19,500	22,299
Southern Co. 4.25% 2036	4,425	5,139
Southern Co. 4.40% 2046	7,217	8,583
State Grid Overseas Investment Ltd. 3.50% 2027	7,200	8,063
State Grid Overseas Investment Ltd. 3.50% 2027[1]	2,000	2,240
State Grid Overseas Investment Ltd. 4.25% 2028	700	821
Talen Energy Corp. 7.25% 2027[1]	11,474	11,455
Talen Energy Corp. 6.625% 2028[1]	8,000	7,773
Talen Energy Supply, LLC 7.625% 2028[1]	1,410	1,413
The Bond Fund of America — Page 13 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Virginia Electric and Power Co. 2.875% 2029	$4,944	$5,559
Virginia Electric and Power Co. 4.00% 2043	1,437	1,761
Virginia Electric and Power Co., Series B, 3.80% 2047	1,832	2,226
Vistra Operations Co. LLC 3.55% 2024[1]	8,000	8,526
Vistra Operations Co. LLC 5.00% 2027[1]	1,000	1,051
Wisconsin Power and Light Co. 3.65% 2050	3,900	4,601
Xcel Energy Inc. 3.35% 2026	14,219	16,035
Xcel Energy Inc. 2.60% 2029	5,529	5,981
Xcel Energy Inc. 6.50% 2036	968	1,422
Xcel Energy Inc. 3.50% 2049	13,163	14,684
		2,701,427
Health care 4.12%
Abbott Laboratories 3.40% 2023	6,785	7,376
Abbott Laboratories 3.75% 2026	1,023	1,188
Abbott Laboratories 4.75% 2036	200	268
AbbVie Inc. 2.30% 2021	14,335	14,466
AbbVie Inc. 3.45% 2022[1]	16,500	17,099
AbbVie Inc. 2.60% 2024[1]	33,935	36,022
AbbVie Inc. 2.95% 2026[1]	25,018	27,290
AbbVie Inc. 3.20% 2029[1]	36,831	40,655
AbbVie Inc. 4.75% 2045[1]	5,024	6,082
AbbVie Inc. 4.875% 2048	4,590	5,828
AbbVie Inc. 4.25% 2049[1]	3,797	4,509
Amgen Inc. 2.45% 2030	25,000	26,546
Amgen Inc. 3.375% 2050	4,705	5,110
Anthem, Inc. 2.95% 2022	11,000	11,561
Anthem, Inc. 2.375% 2025	1,534	1,631
AstraZeneca PLC 2.375% 2022	14,650	15,112
AstraZeneca PLC 3.50% 2023	15,207	16,456
AstraZeneca PLC 3.375% 2025	33,000	36,963
AstraZeneca PLC 0.70% 2026	6,589	6,473
AstraZeneca PLC 4.00% 2029	2,027	2,391
AstraZeneca PLC 1.375% 2030	10,000	9,758
AstraZeneca PLC 2.125% 2050	3,070	2,804
Avantor Funding, Inc. 4.625% 2028[1]	6,320	6,565
Avantor, Inc. 6.00% 2024[1]	7,198	7,531
Bayer U.S. Finance II LLC 3.875% 2023[1]	26,275	28,741
Bayer U.S. Finance II LLC 4.25% 2025[1]	32,819	37,587
Bayer U.S. Finance II LLC 4.375% 2028[1]	31,900	37,487
Bayer US Finance II LLC 4.875% 2048[1]	2,276	2,828
Becton, Dickinson and Company 2.894% 2022	22,730	23,520
Becton, Dickinson and Company 3.363% 2024	41,795	45,236
Becton, Dickinson and Company 3.734% 2024	5,000	5,530
Becton, Dickinson and Company 3.70% 2027	42,036	47,667
Becton, Dickinson and Company 2.823% 2030	6,943	7,498
Becton, Dickinson and Company 3.794% 2050	2,526	2,832
Boston Scientific Corp. 3.375% 2022	6,200	6,484
Boston Scientific Corp. 3.45% 2024	1,985	2,153
Boston Scientific Corp. 3.75% 2026	11,325	12,912
Boston Scientific Corp. 2.65% 2030	42,440	45,239
Boston Scientific Corp. 4.70% 2049	1,025	1,353
Bristol-Myers Squibb Co. 2.60% 2022	6,623	6,873
Bristol-Myers Squibb Co. 2.90% 2024	14,262	15,476
The Bond Fund of America — Page 14 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Bristol-Myers Squibb Co. 3.20% 2026	$12,838	$14,490
Bristol-Myers Squibb Co. 3.40% 2029	28,807	33,521
Bristol-Myers Squibb Co. 4.25% 2049	6,867	9,068
Centene Corp. 4.75% 2022	2,500	2,533
Centene Corp. 4.75% 2025	9,060	9,323
Centene Corp. 5.375% 2026[1]	10,415	11,006
Centene Corp. 5.375% 2026[1]	3,175	3,373
Centene Corp. 4.25% 2027	58,085	60,916
Centene Corp. 4.625% 2029	42,335	45,720
Centene Corp. 3.00% 2030	25,965	26,484
Centene Corp. 3.375% 2030	45,137	46,900
Charles River Laboratories International, Inc. 5.50% 2026[1]	6,500	6,858
Cigna Corp. 3.75% 2023	6,029	6,538
Cigna Corp. 4.375% 2028	17,927	21,320
Cigna Corp. 4.80% 2038	2,020	2,511
Cigna Corp. 4.90% 2048	3,104	4,052
CVS Health Corp. 3.35% 2021	2,571	2,605
CVS Health Corp. 4.10% 2025	1,201	1,358
CVS Health Corp. 4.30% 2028	6,250	7,321
CVS Health Corp. 1.75% 2030	10,000	9,812
CVS Health Corp. 3.75% 2030	6,000	6,872
CVS Health Corp. 2.70% 2040	5,000	4,804
CVS Health Corp. 5.05% 2048	1,704	2,174
CVS Health Corp. 4.25% 2050	8,451	9,963
Elanco Animal Health Inc. 5.022% 2023	4,700	5,044
Eli Lilly and Co. 2.35% 2022	3,816	3,937
EMD Finance LLC 2.95% 2022[1]	9,600	9,888
EMD Finance LLC 3.25% 2025[1]	32,370	35,601
Gilead Sciences, Inc. 1.20% 2027	12,285	12,317
Gilead Sciences, Inc. 1.65% 2030	29,098	29,081
Gilead Sciences, Inc. 2.60% 2040	18,956	18,957
Gilead Sciences, Inc. 2.80% 2050	22,967	22,723
GlaxoSmithKline PLC 2.875% 2022	6,417	6,670
GlaxoSmithKline PLC 3.375% 2023	41,545	44,744
GlaxoSmithKline PLC 3.00% 2024	14,515	15,705
GlaxoSmithKline PLC 3.625% 2025	17,910	20,351
HCA Inc. 5.875% 2023	3,750	4,088
HCA Inc. 5.875% 2026	4,700	5,270
HCA Inc. 4.125% 2029	2,825	3,195
HCA Inc. 5.875% 2029	7,130	8,319
HCA Inc. 3.50% 2030	5,225	5,331
HCA Inc. 5.25% 2049	8,300	10,116
Humana Inc. 2.50% 2020	15,000	15,063
IMS Health Holdings, Inc. 5.00% 2026[1]	5,750	6,020
Johnson & Johnson 2.25% 2022	12,240	12,563
Laboratory Corp. of America Holdings 4.70% 2045	1,310	1,668
Medtronic, Inc. 3.50% 2025	890	1,004
Merck & Co., Inc. 2.90% 2024	4,864	5,253
Merck & Co., Inc. 2.75% 2025	26,525	28,857
Molina Healthcare, Inc. 5.375% 2022	6,890	7,213
Molina Healthcare, Inc. 4.875% 2025[1]	11,725	12,002
Molina Healthcare, Inc. 4.375% 2028[1]	2,125	2,171
Mylan Laboratories Inc. 3.15% 2021	14,800	15,040
New York University Hospital Center 3.38% 2055	6,417	6,510
The Bond Fund of America — Page 15 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Novartis Capital Corp. 1.75% 2025	$10,827	$11,342
Novartis Capital Corp. 2.00% 2027	5,513	5,847
Novartis Capital Corp. 2.20% 2030	15,824	16,997
Partners HealthCare System, Inc. 3.192% 2049	10,400	11,280
Pfizer Inc. 2.80% 2022	3,707	3,839
Pfizer Inc. 3.20% 2023	32,648	35,259
Pfizer Inc. 2.95% 2024	7,674	8,290
Pfizer Inc. 2.75% 2026	10,172	11,274
Regeneron Pharmaceuticals, Inc. 1.75% 2030	25,394	24,803
Regeneron Pharmaceuticals, Inc. 2.80% 2050	28,788	26,978
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[3,4,6,7,8]	7,545	7,621
Shire PLC 2.40% 2021	3,621	3,687
Shire PLC 2.875% 2023	8,790	9,335
Shire PLC 3.20% 2026	43,426	48,338
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	43,015	47,838
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	60,515	75,184
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	10,652	10,815
Takeda Pharmaceutical Company, Ltd. 3.025% 2040	6,195	6,427
Takeda Pharmaceutical Company, Ltd. 3.175% 2050	6,942	7,147
Takeda Pharmaceutical Company, Ltd. 3.375% 2060	6,461	6,694
Tenet Healthcare Corp. 4.625% 2024	10,300	10,336
Tenet Healthcare Corp. 4.875% 2026[1]	5,535	5,625
Tenet Healthcare Corp. 5.125% 2027[1]	4,565	4,707
Teva Pharmaceutical Finance Co. BV 2.20% 2021	3,886	3,860
Teva Pharmaceutical Finance Co. BV 3.65% 2021	3,000	3,001
Teva Pharmaceutical Finance Co. BV 2.95% 2022	6,800	6,623
Teva Pharmaceutical Finance Co. BV 2.80% 2023	241,298	231,185
Teva Pharmaceutical Finance Co. BV 6.00% 2024	92,316	94,377
Teva Pharmaceutical Finance Co. BV 7.125% 2025	66,000	69,431
Teva Pharmaceutical Finance Co. BV 3.15% 2026	95,825	84,745
Teva Pharmaceutical Finance Co. BV 6.75% 2028	86,779	90,625
Teva Pharmaceutical Finance Co. BV 4.10% 2046	110,965	92,567
Thermo Fisher Scientific Inc. 4.497% 2030	16,711	20,644
UnitedHealth Group Inc. 3.35% 2022	200	211
UnitedHealth Group Inc. 2.375% 2024	11,540	12,283
UnitedHealth Group Inc. 3.50% 2024	21,200	23,301
UnitedHealth Group Inc. 3.70% 2025	15,430	17,689
UnitedHealth Group Inc. 3.75% 2025	5,880	6,717
UnitedHealth Group Inc. 2.875% 2029	16,410	18,276
UnitedHealth Group Inc. 2.00% 2030	10,000	10,471
UnitedHealth Group Inc. 4.45% 2048	2,000	2,670
UnitedHealth Group Inc. 3.70% 2049	6,795	8,125
UnitedHealth Group Inc. 2.90% 2050	10,000	10,463
Upjohn Inc. 2.70% 2030[1]	24,723	25,622
Upjohn Inc. 3.85% 2040[1]	5,305	5,735
Upjohn Inc. 4.00% 2050[1]	28,031	30,000
Valeant Pharmaceuticals International, Inc. 7.00% 2024[1]	6,808	7,053
Valeant Pharmaceuticals International, Inc. 5.50% 2025[1]	10,000	10,248
WellPoint, Inc. 3.50% 2024	9,349	10,228
Zimmer Holdings, Inc. 3.15% 2022	14,276	14,773
		2,673,909
The Bond Fund of America — Page 16 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary 3.27%	Principal amount (000)	Value (000)
Amazon.com, Inc. 2.40% 2023	$10,603	$11,126
Amazon.com, Inc. 3.80% 2024	10,000	11,278
Amazon.com, Inc. 1.20% 2027	4,460	4,526
Amazon.com, Inc. 1.50% 2030	33,923	34,725
Amazon.com, Inc. 3.875% 2037	550	686
Amazon.com, Inc. 2.50% 2050	12,280	12,542
Amazon.com, Inc. 2.70% 2060	10,560	10,924
American Honda Finance Corp. 1.65% 2021	9,565	9,664
American Honda Finance Corp. 2.60% 2022	106	111
American Honda Finance Corp. 0.875% 2023	50,000	50,428
American Honda Finance Corp. 1.00% 2025	3,000	2,997
American Honda Finance Corp. 1.20% 2025	14,237	14,357
Bayerische Motoren Werke AG 1.85% 2021[1]	1,500	1,518
Bayerische Motoren Werke AG 2.00% 2021[1]	2,000	2,014
Bayerische Motoren Werke AG 2.95% 2022[1]	5,000	5,183
Bayerische Motoren Werke AG 3.45% 2023[1]	19,534	20,863
Bayerische Motoren Werke AG 3.80% 2023[1]	1,985	2,137
Bayerische Motoren Werke AG 3.15% 2024[1]	8,808	9,450
Bayerische Motoren Werke AG 3.90% 2025[1]	30,040	33,619
BMW Finance NV 2.25% 2022[1]	7,500	7,748
Carnival Corp. 11.50% 2023[1]	26,515	29,761
DaimlerChrysler North America Holding Corp. 2.00% 2021[1]	11,925	12,054
DaimlerChrysler North America Holding Corp. 2.55% 2022[1]	12,750	13,180
DaimlerChrysler North America Holding Corp. 1.75% 2023[1]	18,000	18,362
DaimlerChrysler North America Holding Corp. 2.70% 2024[1]	7,500	7,939
DaimlerChrysler North America Holding Corp. 3.65% 2024[1]	9,710	10,555
DaimlerChrysler North America Holding Corp. 3.30% 2025[1]	200	218
Expedia Group Inc. 6.25% 2025[1]	6,225	6,869
Ford Motor Co. 8.50% 2023	14,000	15,282
Ford Motor Co. 4.346% 2026	2,300	2,274
Ford Motor Co. 4.75% 2043	3,500	3,176
Ford Motor Credit Co. 2.343% 2020	25,295	25,327
Ford Motor Credit Co. 3.20% 2021	9,890	9,894
Ford Motor Credit Co. 3.336% 2021	4,500	4,508
Ford Motor Credit Co. 3.47% 2021	15,066	15,075
Ford Motor Credit Co. 3.813% 2021	30,785	30,920
Ford Motor Credit Co. 5.875% 2021	9,265	9,456
Ford Motor Credit Co. 3.219% 2022	1,427	1,431
Ford Motor Credit Co. 3.339% 2022	25,553	25,501
Ford Motor Credit Co. 3.35% 2022	9,000	8,877
Ford Motor Credit Co. 5.596% 2022	19,250	19,731
Ford Motor Credit Co. 3.087% 2023	16,391	16,096
Ford Motor Credit Co. 3.096% 2023	20,532	20,101
Ford Motor Credit Co. 4.14% 2023	22,000	22,247
Ford Motor Credit Co. 4.375% 2023	15,492	15,768
Ford Motor Credit Co. 3.664% 2024	5,301	5,197
Ford Motor Credit Co. 3.81% 2024	10,017	9,936
Ford Motor Credit Co. 4.063% 2024	9,000	9,007
Ford Motor Credit Co. 4.134% 2025	400	397
Ford Motor Credit Co. 5.125% 2025	6,390	6,598
Ford Motor Credit Co. 4.542% 2026	18,000	17,953
Ford Motor Credit Co. 3.815% 2027	3,000	2,863
Ford Motor Credit Co. 4.271% 2027	40,000	39,319
General Motors Company 5.40% 2023	4,478	4,941
The Bond Fund of America — Page 17 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Company 4.35% 2025	$21,138	$22,963
General Motors Company 6.125% 2025	41,044	47,741
General Motors Company 6.80% 2027	18,998	23,133
General Motors Company 5.00% 2035	11,505	12,497
General Motors Company 6.60% 2036	11,309	13,760
General Motors Company 6.25% 2043	8,681	10,283
General Motors Company 5.20% 2045	6,887	7,429
General Motors Company 6.75% 2046	5,934	7,326
General Motors Company 5.40% 2048	5,932	6,564
General Motors Company 5.95% 2049	22,491	26,381
General Motors Financial Co. 3.20% 2021	13,200	13,402
General Motors Financial Co. 3.55% 2021	1,400	1,419
General Motors Financial Co. 3.15% 2022	100	103
General Motors Financial Co. 3.45% 2022	14,955	15,378
General Motors Financial Co. 3.45% 2022	550	564
General Motors Financial Co. 3.55% 2022	1,850	1,914
General Motors Financial Co. 1.70% 2023	42,000	42,187
General Motors Financial Co. 3.25% 2023	47,908	49,525
General Motors Financial Co. 3.70% 2023	5,627	5,884
General Motors Financial Co. 4.15% 2023	14,010	14,855
General Motors Financial Co. 5.20% 2023	20,330	22,072
General Motors Financial Co. 3.50% 2024	4,470	4,700
General Motors Financial Co. 3.95% 2024	15,500	16,410
General Motors Financial Co. 5.10% 2024	18,546	20,294
General Motors Financial Co. 2.75% 2025	11,513	11,806
General Motors Financial Co. 2.90% 2025	3,540	3,651
General Motors Financial Co. 4.00% 2025	2,039	2,181
General Motors Financial Co. 4.30% 2025	558	608
General Motors Financial Co. 4.00% 2026	2,000	2,149
General Motors Financial Co. 5.25% 2026	8,267	9,309
General Motors Financial Co. 2.70% 2027	14,000	13,958
Hanesbrands Inc. 4.625% 2024[1]	5,000	5,212
Home Depot, Inc. 3.90% 2028	825	978
Home Depot, Inc. 2.95% 2029	31,000	35,033
Home Depot, Inc. 2.70% 2030	25,000	27,883
Home Depot, Inc. 4.50% 2048	863	1,159
Hyundai Capital America 3.45% 2021[1]	33,735	34,130
Hyundai Capital America 3.75% 2021[1]	21,500	21,993
Hyundai Capital America 2.85% 2022[1]	7,412	7,669
Hyundai Capital America 3.10% 2022[1]	13,890	14,294
Hyundai Capital America 3.25% 2022[1]	24,685	25,694
Hyundai Capital America 3.95% 2022[1]	15,000	15,569
Hyundai Capital America 1.25% 2023[1]	22,052	22,017
Hyundai Capital America 2.375% 2023[1]	21,815	22,421
Hyundai Capital America 5.75% 2023[1]	10,000	11,098
Hyundai Capital America 1.80% 2025[1]	36,645	36,487
Hyundai Capital America 2.65% 2025[1]	28,554	29,459
Hyundai Capital America 5.875% 2025[1]	10,000	11,657
Hyundai Capital America 2.375% 2027[1]	11,397	11,409
Hyundai Capital America 3.00% 2027[1]	22,768	23,580
International Game Technology PLC 6.25% 2022[1]	1,690	1,729
International Game Technology PLC 6.50% 2025[1]	1,060	1,133
International Game Technology PLC 6.25% 2027[1]	3,500	3,756
International Game Technology PLC 5.25% 2029[1]	4,940	5,004
The Bond Fund of America — Page 18 of 63

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
KB Home 6.875% 2027	$5,000	$5,918
Lennar Corp. 4.50% 2024	3,015	3,239
Limited Brands, Inc. 6.875% 2025[1]	985	1,065
Limited Brands, Inc. 6.75% 2036	3,800	3,731
Lowe’s Companies, Inc. 3.65% 2029	4,680	5,409
Lowe’s Companies, Inc. 4.05% 2047	2,425	2,899
Lowe’s Companies, Inc. 4.55% 2049	19,337	24,958
M.D.C. Holdings, Inc. 6.00% 2043	7,475	9,059
Magna International Inc. 2.45% 2030	5,500	5,799
Marriott International, Inc. 5.75% 2025	1,977	2,207
McDonald’s Corp. 2.125% 2030	8,975	9,356
McDonald’s Corp. 4.45% 2048	1,750	2,179
McDonald’s Corp. 3.625% 2049	6,857	7,702
McDonald’s Corp. 4.20% 2050	5,396	6,588
Melco International Development Ltd. 4.875% 2025[1]	300	307
Melco International Development Ltd. 5.75% 2028[1]	3,990	4,069
Melco International Development Ltd. 5.375% 2029[1]	885	881
MGM Growth Properties LLC 5.625% 2024	3,885	4,129
MGM Resorts International 6.75% 2025	3,000	3,149
Morongo Band of Mission Indians 7.00% 2039[1]	11,225	13,117
MYT Holding Co. 7.50% 2025[1,6]	1,163	1,151
Neiman Marcus Group Ltd. LLC, Term Loan (3-month USD-LIBOR + 12.00%) 13.00% 2025[3,6,8]	276	284
Newell Rubbermaid Inc. 3.15% 2021	11,183	11,239
Newell Rubbermaid Inc. 4.70% 2026	31,954	34,101
NIKE, Inc. 2.40% 2025	8,656	9,316
NIKE, Inc. 3.25% 2040	5,469	6,236
NIKE, Inc. 3.375% 2050	4,272	4,961
Nissan Motor Co., Ltd. 2.60% 2022[1]	15,570	15,732
Nissan Motor Co., Ltd. 3.043% 2023[1]	10,668	10,821
Nissan Motor Co., Ltd. 3.522% 2025[1]	2,697	2,728
Nissan Motor Co., Ltd. 4.345% 2027[1]	14,290	14,367
Nissan Motor Co., Ltd. 4.81% 2030[1]	16,000	16,075
PetSmart, Inc. 5.875% 2025[1]	3,975	4,079
President & Fellows of Harvard College 2.517% 2050	5,500	5,713
S.A.C.I. Falabella 3.75% 2027[1]	8,295	8,764
Sands China Ltd. 4.60% 2023	7,441	7,952
Sands China Ltd. 3.80% 2026[1]	2,330	2,444
Sands China Ltd. 5.40% 2028	43,750	48,824
Sands China Ltd. 4.375% 2030[1]	9,380	9,942
ServiceMaster Global Holdings, Inc. 5.125% 2024[1]	5,150	5,279
Starbucks Corp. 3.10% 2023	15,237	16,144
Starbucks Corp. 3.80% 2025	14,000	15,835
Starbucks Corp. 3.50% 2050	7,595	8,063
Taylor Morrison Home Corp. 5.75% 2028[1]	3,500	3,837
Toyota Motor Credit Corp. 2.15% 2022	2,000	2,069
Toyota Motor Credit Corp. 2.60% 2022	9,860	10,151
Toyota Motor Credit Corp. 0.50% 2023	6,377	6,383
Toyota Motor Credit Corp. 1.35% 2023	19,170	19,684
Toyota Motor Credit Corp. 2.70% 2023	5,300	5,564
Toyota Motor Credit Corp. 1.80% 2025	2,000	2,091
Toyota Motor Credit Corp. 1.15% 2027	6,086	6,086
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,494
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,906
Toyota Motor Credit Corp. 3.375% 2030	15,094	17,415
The Bond Fund of America — Page 19 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
VICI Properties LP 4.25% 2026[1]	$5,700	$5,735
VICI Properties LP 4.625% 2029[1]	715	732
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[1]	2,175	2,157
Volkswagen Group of America Finance, LLC 4.00% 2021[1]	9,929	10,302
Volkswagen Group of America Finance, LLC 2.70% 2022[1]	11,831	12,272
Volkswagen Group of America Finance, LLC 2.90% 2022[1]	42,710	44,174
Volkswagen Group of America Finance, LLC 3.125% 2023[1]	41,634	43,974
Volkswagen Group of America Finance, LLC 4.25% 2023[1]	3,000	3,300
Volkswagen Group of America Finance, LLC 2.85% 2024[1]	22,214	23,633
Volkswagen Group of America Finance, LLC 3.35% 2025[1]	23,730	25,946
Volkswagen Group of America Finance, LLC 4.625% 2025[1]	3,477	4,044
Wynn Macau, Ltd. 5.125% 2029[1]	1,200	1,154
Wynn Resorts Ltd. 7.75% 2025[1]	4,380	4,644
		2,122,077
Consumer staples 2.40%
Albertsons Companies, Inc. 3.50% 2023[1]	3,575	3,638
Altria Group, Inc. 2.85% 2022	200	208
Altria Group, Inc. 2.35% 2025	785	829
Altria Group, Inc. 4.40% 2026	16,051	18,501
Altria Group, Inc. 4.80% 2029	53,864	63,966
Altria Group, Inc. 3.40% 2030	3,247	3,542
Altria Group, Inc. 5.80% 2039	900	1,151
Altria Group, Inc. 4.50% 2043	100	109
Altria Group, Inc. 5.375% 2044	2,433	3,014
Altria Group, Inc. 5.95% 2049	37,357	50,237
Altria Group, Inc. 4.45% 2050	571	637
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	32,310	40,175
Anheuser-Busch InBev NV 4.00% 2028	2,000	2,313
Anheuser-Busch InBev NV 4.75% 2029	36,001	43,823
Anheuser-Busch InBev NV 3.50% 2030	2,455	2,798
Anheuser-Busch InBev NV 4.90% 2031	3,000	3,769
Anheuser-Busch InBev NV 4.60% 2048	14,275	17,042
Anheuser-Busch InBev NV 5.55% 2049	14,412	19,621
Anheuser-Busch InBev NV 4.50% 2050	18,726	22,564
British American Tobacco International Finance PLC 3.95% 2025[1]	20,022	22,281
British American Tobacco International Finance PLC 1.668% 2026	17,162	17,238
British American Tobacco PLC 2.764% 2022	21,380	22,168
British American Tobacco PLC 3.222% 2024	51,000	54,620
British American Tobacco PLC 3.215% 2026	8,750	9,435
British American Tobacco PLC 3.557% 2027	57,320	62,006
British American Tobacco PLC 4.70% 2027	911	1,047
British American Tobacco PLC 2.259% 2028	30,961	31,089
British American Tobacco PLC 4.906% 2030	17,738	20,956
British American Tobacco PLC 2.726% 2031	23,635	23,462
British American Tobacco PLC 4.39% 2037	50,000	54,111
British American Tobacco PLC 4.54% 2047	38,726	41,518
British American Tobacco PLC 4.758% 2049	49,691	54,030
Coca-Cola Company 1.75% 2024	31,590	33,120
Coca-Cola Company 1.00% 2028	2,785	2,779
Coca-Cola Company 1.375% 2031	8,974	8,901
Coca-Cola Company 2.50% 2051	5,594	5,571
Coca-Cola FEMSA, SAB de CV 1.85% 2032	5,500	5,519
Conagra Brands, Inc. 4.30% 2024	22,146	24,717
The Bond Fund of America — Page 20 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Conagra Brands, Inc. 4.60% 2025	$32,787	$38,097
Conagra Brands, Inc. 5.30% 2038	780	1,004
Conagra Brands, Inc. 5.40% 2048	14,298	19,352
Constellation Brands, Inc. 2.65% 2022	14,125	14,634
Constellation Brands, Inc. 2.70% 2022	1,995	2,060
Constellation Brands, Inc. 3.20% 2023	10,638	11,253
Constellation Brands, Inc. 4.25% 2023	8,588	9,370
Constellation Brands, Inc. 3.70% 2026	3,350	3,834
Constellation Brands, Inc. 3.60% 2028	1,650	1,866
Constellation Brands, Inc. 3.15% 2029	13,210	14,446
Constellation Brands, Inc. 2.875% 2030	22,676	24,538
Constellation Brands, Inc. 4.10% 2048	1,000	1,156
Constellation Brands, Inc. 3.75% 2050	1,460	1,637
Costco Wholesale Corp. 2.30% 2022	3,500	3,612
Costco Wholesale Corp. 2.75% 2024	14,500	15,687
Darling Ingredients Inc. 5.25% 2027[1]	6,000	6,311
H.J. Heinz Co. 4.25% 2031[1]	1,634	1,796
Imperial Tobacco Finance PLC 3.50% 2023[1]	3,173	3,321
JBS Investments GmbH II 7.00% 2026[1]	1,932	2,066
JBS Investments GmbH II 7.00% 2026	835	893
Keurig Dr Pepper Inc. 3.551% 2021	8,500	8,672
Keurig Dr Pepper Inc. 4.057% 2023	36,670	39,899
Keurig Dr Pepper Inc. 4.417% 2025	9,925	11,443
Keurig Dr Pepper Inc. 4.597% 2028	22,033	26,504
Keurig Dr Pepper Inc. 3.20% 2030	15,577	17,432
Keurig Dr Pepper Inc. 5.085% 2048	19,000	25,587
Keurig Dr Pepper Inc. 3.80% 2050	1,353	1,559
Kimberly-Clark Corp. 1.05% 2027	4,020	4,052
Kimberly-Clark Corp. 3.10% 2030	1,510	1,731
Kimberly-Clark de México, SAB de CV 2.431% 2031[1]	2,510	2,559
Kraft Heinz Company 3.95% 2025	7,390	8,033
Kraft Heinz Company 3.00% 2026	2,810	2,897
Kraft Heinz Company 4.375% 2046	14,000	14,415
Lamb Weston Holdings, Inc. 4.625% 2024[1]	2,500	2,613
Molson Coors Brewing Co. 2.10% 2021	6,190	6,265
Molson Coors Brewing Co. 4.20% 2046	22,166	23,443
Nestlé Holdings, Inc. 3.35% 2023[1]	26,000	28,151
Nestlé Holdings, Inc. 0.625% 2026[1]	35,403	35,139
Nestlé Holdings, Inc. 1.00% 2027[1]	22,620	22,585
PepsiCo, Inc. 3.625% 2050	25,720	31,335
Philip Morris International Inc. 2.50% 2022	16,500	17,183
Philip Morris International Inc. 2.875% 2024	11,985	12,871
Philip Morris International Inc. 1.50% 2025	1,286	1,328
Philip Morris International Inc. 3.375% 2029	13,550	15,438
Philip Morris International Inc. 2.10% 2030	3,718	3,830
Philip Morris International Inc. 4.125% 2043	3,680	4,313
Philip Morris International Inc. 4.875% 2043	8,500	10,905
Procter & Gamble Company 2.80% 2027	647	727
Procter & Gamble Company 3.00% 2030	1,183	1,374
Procter & Gamble Company 3.55% 2040	20,000	24,364
Procter & Gamble Company 3.60% 2050	3,314	4,219
Reckitt Benckiser Group PLC 2.375% 2022[1]	10,935	11,265
Reckitt Benckiser Treasury Services PLC 2.75% 2024[1]	4,305	4,585
Reynolds American Inc. 3.25% 2022	17,491	18,066
The Bond Fund of America — Page 21 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 4.45% 2025	$7,158	$8,062
Reynolds American Inc. 4.75% 2042	2,500	2,563
Reynolds American Inc. 5.85% 2045	10,195	12,409
Spectrum Brands Inc. 5.75% 2025	2,750	2,842
TreeHouse Foods, Inc. 6.00% 2024[1]	2,555	2,626
Wal-Mart Stores, Inc. 3.125% 2021	7,500	7,664
Wal-Mart Stores, Inc. 2.35% 2022	4,000	4,175
Wal-Mart Stores, Inc. 2.85% 2024	35,935	39,017
Wal-Mart Stores, Inc. 3.05% 2026	16,440	18,530
Wal-Mart Stores, Inc. 3.70% 2028	5,694	6,738
WM. Wrigley Jr. Co. 3.375% 2020[1]	41,650	41,714
		1,560,560
Industrials 2.13%
3M Co. 2.25% 2023	10,722	11,222
3M Co. 3.25% 2024	9,872	10,760
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,040
ADT Corp. 3.50% 2022	13,100	13,329
Air Lease Corp. 2.875% 2026	28,382	27,932
Airbus Group SE 2.70% 2023[1]	985	1,030
Avis Budget Group, Inc. 10.50% 2025[1]	5,100	5,836
Avolon Holdings Funding Ltd. 3.625% 2022[1]	27,802	27,332
Avolon Holdings Funding Ltd. 3.95% 2024[1]	35,726	33,965
Avolon Holdings Funding Ltd. 4.375% 2026[1]	3,500	3,324
Avolon Holdings Funding Ltd. 3.25% 2027[1]	16,000	14,307
Boeing Company 4.508% 2023	45,762	48,216
Boeing Company 2.80% 2024	4,765	4,864
Boeing Company 4.875% 2025	66,202	72,320
Boeing Company 3.10% 2026	27,976	27,921
Boeing Company 2.70% 2027	31,585	30,832
Boeing Company 5.04% 2027	30,336	33,368
Boeing Company 3.20% 2029	39,745	39,176
Boeing Company 2.95% 2030	5,967	5,775
Boeing Company 5.15% 2030	14,000	15,725
Boeing Company 3.60% 2034	6,790	6,548
Boeing Company 3.90% 2049	8,665	7,983
Boeing Company 5.805% 2050	8,434	10,212
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	3,242	3,256
Burlington Northern Santa Fe LLC 3.05% 2051	16,655	18,219
BWX Technologies, Inc. 4.125% 2028[1]	1,675	1,718
Canadian National Railway Company 3.20% 2046	1,180	1,331
Carrier Global Corp. 2.242% 2025[1]	22,661	23,645
Carrier Global Corp. 2.493% 2027[1]	11,399	11,937
Carrier Global Corp. 2.722% 2030[1]	52,349	54,796
Carrier Global Corp. 3.377% 2040[1]	17,500	18,329
Carrier Global Corp. 3.577% 2050[1]	13,124	13,923
Clean Harbors, Inc. 4.875% 2027[1]	1,100	1,143
Clean Harbors, Inc. 5.125% 2029[1]	10,000	10,878
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	1,920	1,881
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	968	959
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	—[9]	—[9]
CRCC Yuxiang Ltd., 3.97% (UST Yield Curve Rate T Note Constant Maturity 5-year + 5.243% on 6/27/2024)[2]	3,352	3,429
CSX Corp. 3.80% 2028	2,460	2,873
CSX Corp. 4.25% 2029	4,277	5,157
The Bond Fund of America — Page 22 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
CSX Corp. 2.40% 2030	$17,855	$19,155
Delta Air Lines Inc. 7.00% 2025[1]	2,750	3,023
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 2024	791	763
Dianjian Haiyu Ltd. 3.50% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.773% on 7/19/2023)[2]	4,148	4,190
DP World Crescent 4.848% 2028[1]	3,180	3,530
DP World Crescent 3.875% 2029	2,000	2,083
Dun & Bradstreet Corp. 6.875% 2026[1]	6,055	6,515
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[1]	7,450	9,172
ENA Norte Trust 4.95% 2028[1]	5,611	5,661
ENA Norte Trust 4.95% 2028	517	522
Fortive Corp. 2.35% 2021	3,550	3,591
GE Capital Funding, LLC 3.45% 2025[1]	1,000	1,071
GE Capital International Funding Co. 4.418% 2035	45,567	48,264
General Dynamics Corp. 3.375% 2023	6,645	7,144
General Dynamics Corp. 3.50% 2025	8,025	9,002
General Dynamics Corp. 3.75% 2028	4,895	5,756
General Dynamics Corp. 4.25% 2050	669	877
General Electric Capital Corp. 3.373% 2025	32,950	35,197
General Electric Capital Corp. 6.15% 2037	3,050	3,673
General Electric Co. 3.45% 2027	15,263	16,157
General Electric Co. 3.625% 2030	34,527	35,905
General Electric Co. 4.25% 2040	14,050	14,340
General Electric Co. 4.125% 2042	40	41
General Electric Co. 4.35% 2050	20,725	21,157
Hardwoods Acquisition Inc. 7.50% 2021[1,5]	4,780	1,769
Harris Corp. 3.832% 2025	885	990
Honeywell International Inc. 2.30% 2024	22,497	24,013
Honeywell International Inc. 1.35% 2025	165	170
Honeywell International Inc. 2.70% 2029	9,333	10,343
Honeywell International Inc. 1.95% 2030	22,250	23,448
Honeywell International Inc. 2.80% 2050	400	428
Icahn Enterprises Finance Corp. 4.75% 2024	2,500	2,535
Icahn Enterprises Finance Corp. 6.25% 2026	5,200	5,433
Lima Metro Line 2 Finance Ltd. 5.875% 2034[1]	3,167	3,869
Lima Metro Line 2 Finance Ltd. 4.35% 2036[1]	465	515
Lockheed Martin Corp. 1.85% 2030	2,175	2,267
Lockheed Martin Corp. 2.80% 2050	2,325	2,427
Masonite International Corp. 5.75% 2026[1]	3,500	3,661
Mexico City Airport Trust 4.25% 2026	200	178
Mexico City Airport Trust 3.875% 2028	8,400	7,198
Mexico City Airport Trust 5.50% 2046	3,369	2,731
Mexico City Airport Trust 5.50% 2047	7,316	5,985
Mexico City Airport Trust 5.50% 2047[1]	2,313	1,892
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	2,300	2,369
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	4,650	4,822
Norfolk Southern Corp. 3.05% 2050	1,314	1,407
Northrop Grumman Corp. 2.55% 2022	8,955	9,330
Northrop Grumman Corp. 2.93% 2025	25,040	27,256
Northrop Grumman Corp. 3.25% 2028	7,425	8,349
Northrop Grumman Corp. 5.25% 2050	12,904	18,565
Otis Worldwide Corp. 2.056% 2025	30,132	31,696
Otis Worldwide Corp. 2.293% 2027	4,000	4,259
Otis Worldwide Corp. 2.565% 2030	5,900	6,347
Otis Worldwide Corp. 3.362% 2050	1,500	1,658
The Bond Fund of America — Page 23 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Parker-Hannifin Corp. 3.25% 2029	$2,615	$2,932
Prime Security Services Borrower, LLC 5.25% 2024[1]	2,500	2,623
Prime Security Services Borrower, LLC 5.75% 2026[1]	2,000	2,143
Prime Security Services Borrower, LLC 3.375% 2027[1]	3,100	2,986
Raytheon Technologies Corp. 2.80% 2022[1]	9,010	9,294
Raytheon Technologies Corp. 3.20% 2024[1]	10,105	10,854
Raytheon Technologies Corp. 2.25% 2030	3,750	3,949
Republic Services, Inc. 2.50% 2024	7,000	7,454
Roper Technologies, Inc. 1.00% 2025	2,000	2,006
Roper Technologies, Inc. 1.40% 2027	3,000	3,032
Roper Technologies, Inc. 1.75% 2031	5,000	4,995
Rutas 2 and 7 Finance Ltd. 0% 2036[1]	1,795	1,279
Siemens AG 1.70% 2021[1]	13,500	13,685
Siemens AG 2.70% 2022[1]	29,620	30,610
Siemens AG 2.90% 2022[1]	10,000	10,416
Siemens AG 2.35% 2026[1]	6,430	6,907
Signature Aviation PLC 4.00% 2028[1]	2,500	2,329
Spirit AeroSystems, Inc. 7.50% 2025[1]	2,735	2,774
Stericycle, Inc. 5.375% 2024[1]	5,000	5,205
TransDigm Inc. 6.25% 2026[1]	656	689
Union Pacific Corp. 3.15% 2024	5,705	6,162
Union Pacific Corp. 2.15% 2027	4,740	5,051
Union Pacific Corp. 3.70% 2029	14,705	17,086
Union Pacific Corp. 2.40% 2030	9,549	10,301
Union Pacific Corp. 4.30% 2049	4,550	5,863
Union Pacific Corp. 3.25% 2050	18,198	20,293
Union Pacific Corp. 3.95% 2059	11,880	14,193
United Airlines Holdings, Inc. 6.50% 2027[1]	10,440	10,897
United Rentals, Inc. 4.625% 2025	3,647	3,734
United Rentals, Inc. 5.875% 2026	2,353	2,482
United Technologies Corp. 3.65% 2023	437	473
United Technologies Corp. 3.95% 2025	17,415	19,819
United Technologies Corp. 3.125% 2027	1,000	1,110
United Technologies Corp. 4.125% 2028	6,320	7,489
United Technologies Corp. 4.50% 2042	1,625	2,054
Vinci SA 3.75% 2029[1]	7,514	8,993
WESCO Distribution, Inc. 7.125% 2025[1]	2,165	2,361
WESCO Distribution, Inc. 7.25% 2028[1]	4,355	4,778
Westinghouse Air Brake Technologies Corp. 4.40% 2024[2]	9,676	10,518
XPO Logistics, Inc. 6.75% 2024[1]	1,500	1,592
XPO Logistics, Inc. 6.25% 2025[1]	5,000	5,334
		1,385,935
Communication services 2.13%
Alphabet Inc. 0.45% 2025	7,194	7,159
Alphabet Inc. 1.10% 2030	26,820	26,616
Alphabet Inc. 1.90% 2040	2,710	2,609
Alphabet Inc. 2.05% 2050	23,285	21,758
Alphabet Inc. 2.25% 2060	24,345	23,093
América Móvil, SAB de CV, 8.46% 2036	MXN27,000	1,294
AT&T Inc. 2.30% 2027	$12,975	13,639
AT&T Inc. 1.65% 2028	13,275	13,321
AT&T Inc. 2.75% 2031	43,600	45,970
AT&T Inc. 2.25% 2032	46,460	46,568
The Bond Fund of America — Page 24 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
AT&T Inc. 3.50% 2041	$2,223	$2,348
AT&T Inc. 4.30% 2042	1,075	1,215
AT&T Inc. 4.35% 2045	3,854	4,331
AT&T Inc. 4.50% 2048	8,253	9,453
AT&T Inc. 3.30% 2052	18,246	17,091
AT&T Inc. 3.50% 2053[1]	9,308	9,112
AT&T Inc. 3.55% 2055[1]	12,526	12,041
AT&T Inc. 3.65% 2059[1]	2,034	1,974
Axiata SPV2 Berhad 2.163% 2030	4,883	4,843
Baidu Inc. 3.425% 2030	8,000	8,832
Cablevision Systems Corp. 5.375% 2028[1]	4,850	5,135
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	3,815	3,982
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	12,250	12,890
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	10,700	11,608
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	18,675	19,633
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	9,665	10,245
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	26,386	27,454
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	18,943	21,989
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	5,000	5,743
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	3,900	3,879
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,850	9,150
CenturyLink, Inc. 4.00% 2027[1]	66,645	67,797
Comcast Corp. 3.10% 2025	14,900	16,434
Comcast Corp. 3.95% 2025	5,250	6,027
Comcast Corp. 2.65% 2030	64,290	70,224
Comcast Corp. 1.50% 2031	5,000	4,932
Comcast Corp. 1.95% 2031	19,386	19,959
Comcast Corp. 3.25% 2039	2,120	2,350
Comcast Corp. 3.75% 2040	9,600	11,246
Comcast Corp. 3.45% 2050	2,900	3,306
Comcast Corp. 2.80% 2051	16,700	16,836
Comcast Corp. 2.45% 2052	5,000	4,700
Cox Communications, Inc. 1.80% 2030[1]	9,190	9,075
Cox Communications, Inc. 2.95% 2050[1]	2,990	2,876
Deutsche Telekom AG 3.625% 2050[1]	16,710	18,566
Diamond Sports Group LLC 5.375% 2026[1]	3,500	2,485
Digicel Group Ltd. 8.75% 2024[1]	371	373
Digicel Group Ltd. 13.00% 2025[1,4]	188	172
Digicel Group Ltd. 8.00% 2026[1]	148	115
Discovery Communications, Inc. 3.625% 2030	10,000	11,141
Discovery Communications, Inc. 4.65% 2050	8,370	9,592
Embarq Corp. 7.995% 2036	7,150	8,479
Fox Corp. 4.03% 2024	4,090	4,506
Fox Corp. 3.05% 2025	1,962	2,151
Fox Corp. 3.50% 2030	6,852	7,734
Grupo Televisa, SAB 7.25% 2043	MXN25,290	871
iHeartCommunications, Inc. 6.375% 2026	$8,475	8,845
Level 3 Communications, Inc. 5.375% 2024	5,185	5,252
Level 3 Communications, Inc. 5.25% 2026	5,015	5,202
Level 3 Communications, Inc. 3.875% 2029[1]	6,900	7,484
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[1]	29,045	29,372
Netflix, Inc. 4.875% 2028	6,000	6,715
Netflix, Inc. 5.875% 2028	8,425	10,068
Netflix, Inc. 4.875% 2030[1]	31,859	36,379
The Bond Fund of America — Page 25 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Quebecor Media Inc. 5.75% 2023	$3,600	$3,870
Sirius XM Radio Inc. 3.875% 2022[1]	2,500	2,530
Sirius XM Radio Inc. 4.625% 2024[1]	2,500	2,589
SoftBank Group Corp. 3.36% 2023[1]	5,738	5,811
Sprint Corp. 7.25% 2021	8,613	9,022
Sprint Corp. 7.875% 2023	6,163	7,073
Sprint Corp. 7.125% 2024	10,010	11,530
TEGNA Inc. 5.00% 2029[1]	8,500	8,402
Tencent Holdings Ltd. 3.28% 2024[1]	15,000	15,995
Tencent Holdings Ltd. 3.595% 2028	7,500	8,264
Tencent Holdings Ltd. 2.39% 2030[1]	20,000	20,358
Tencent Holdings Ltd. 3.24% 2050[1]	7,870	7,919
Tencent Holdings Ltd. 3.29% 2060[1]	10,000	10,201
Tencent Music Entertainment Group 2.00% 2030	2,575	2,522
T-Mobile US, Inc. 3.50% 2025[1]	6,550	7,193
T-Mobile US, Inc. 1.50% 2026[1]	4,900	4,920
T-Mobile US, Inc. 6.50% 2026	11,250	11,770
T-Mobile US, Inc. 3.75% 2027[1]	20,800	23,307
T-Mobile US, Inc. 2.05% 2028[1]	5,525	5,654
T-Mobile US, Inc. 4.75% 2028	9,066	9,710
T-Mobile US, Inc. 3.875% 2030[1]	76,997	87,644
T-Mobile US, Inc. 2.55% 2031[1]	17,552	18,207
T-Mobile US, Inc. 4.375% 2040[1]	17,137	20,105
T-Mobile US, Inc. 4.50% 2050[1]	34,971	42,099
T-Mobile US, Inc. 3.30% 2051[1]	13,925	13,760
Verizon Communications Inc. 4.329% 2028	24,097	29,192
Verizon Communications Inc. 3.875% 2029	2,071	2,453
Verizon Communications Inc. 4.016% 2029	7,551	9,069
Verizon Communications Inc. 3.15% 2030	29,279	33,144
Verizon Communications Inc. 4.40% 2034	10,000	12,503
Verizon Communications Inc. 4.272% 2036	4,028	4,973
Verizon Communications Inc. 5.25% 2037	1,075	1,490
Verizon Communications Inc. 3.85% 2042	855	1,015
Verizon Communications Inc. 4.125% 2046	1,425	1,763
Verizon Communications Inc. 4.00% 2050	3,425	4,230
Videotron Ltd. 5.375% 2024[1]	3,100	3,389
Virgin Media O2 4.25% 2031[1]	5,475	5,595
Virgin Media Secured Finance PLC 5.50% 2029[1]	5,000	5,375
Vodafone Group PLC 5.25% 2048	9,975	12,880
Vodafone Group PLC 4.25% 2050	17,875	20,796
Walt Disney Company 2.65% 2031	32,160	34,715
Walt Disney Company 4.70% 2050	10,000	13,254
Walt Disney Company 3.60% 2051	2,213	2,501
WPP Finance 2010 3.75% 2024	1,000	1,099
Ziggo Bond Finance BV 5.50% 2027[1]	6,200	6,506
		1,382,636
Information technology 1.75%
Adobe Inc. 1.90% 2025	14,746	15,604
Adobe Inc. 2.15% 2027	24,367	26,185
Adobe Inc. 2.30% 2030	24,569	26,550
Apple Inc. 0.55% 2025	8,325	8,346
Apple Inc. 1.125% 2025	12,013	12,310
Apple Inc. 1.25% 2030	12,375	12,323
The Bond Fund of America — Page 26 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Apple Inc. 2.40% 2050	$20,230	$20,381
Apple Inc. 2.65% 2050	12,349	12,897
Apple Inc. 2.55% 2060	5,750	5,764
Black Knight Inc. 3.625% 2028[1]	3,200	3,240
Broadcom Inc. 3.625% 2024	6,000	6,552
Broadcom Inc. 3.15% 2025	15,000	16,197
Broadcom Inc. 4.70% 2025	24,020	27,317
Broadcom Inc. 4.25% 2026	150,225	169,396
Broadcom Inc. 4.75% 2029	33,698	39,162
Broadcom Inc. 4.15% 2030	36,500	41,062
Broadcom Ltd. 2.65% 2023	16,500	17,150
Broadcom Ltd. 3.625% 2024	33,750	36,327
Broadcom Ltd. 3.875% 2027	32,260	35,820
Broadcom Ltd. 3.50% 2028	22,732	24,640
CDW Corp. 4.125% 2025	5,275	5,440
Financial & Risk US Holdings, Inc. 6.25% 2026[1]	5,675	6,069
Fiserv, Inc. 2.75% 2024	19,000	20,329
Fiserv, Inc. 2.25% 2027	19,120	20,226
Fiserv, Inc. 3.50% 2029	44,285	50,534
Fiserv, Inc. 2.65% 2030	31,381	33,830
Fiserv, Inc. 4.40% 2049	13,825	17,337
Gartner, Inc. 4.50% 2028[1]	1,850	1,941
Global Payments Inc. 2.90% 2030	22,277	23,860
International Business Machines Corp. 3.00% 2024	32,750	35,509
Intuit Inc. 0.65% 2023	5,105	5,137
Intuit Inc. 0.95% 2025	5,170	5,227
Intuit Inc. 1.35% 2027	4,855	4,932
Intuit Inc. 1.65% 2030	5,065	5,161
Microsoft Corp. 3.125% 2025	11,040	12,356
Microsoft Corp. 2.525% 2050	6,710	7,043
NCR Corp. 5.75% 2027[1]	2,500	2,619
NCR Corp. 6.125% 2029[1]	1,730	1,831
NCR Corp. 5.25% 2030[1]	7,250	7,264
Open Text Corp. 3.875% 2028[1]	6,500	6,586
Oracle Corp. 1.90% 2021	12,250	12,428
Oracle Corp. 2.50% 2025	11,500	12,341
Oracle Corp. 3.60% 2050	54,865	61,518
PayPal Holdings, Inc. 2.40% 2024	43,150	45,780
PayPal Holdings, Inc. 2.65% 2026	12,234	13,357
PayPal Holdings, Inc. 2.85% 2029	12,580	13,858
PayPal Holdings, Inc. 2.30% 2030	12,424	13,142
PayPal Holdings, Inc. 3.25% 2050	4,859	5,392
ServiceNow, Inc. 1.40% 2030	49,130	47,881
Simon Property Group, LP 3.50% 2025	12,550	13,763
Simon Property Group, LP 2.65% 2030	13,725	13,825
VeriSign, Inc. 4.625% 2023	5,800	5,840
Visa Inc. 2.15% 2022	4,535	4,696
Visa Inc. 0.75% 2027	9,875	9,814
Visa Inc. 1.10% 2031	10,000	9,813
Visa Inc. 2.00% 2050	22,000	20,419
		1,134,321
The Bond Fund of America — Page 27 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 0.83%	Principal amount (000)	Value (000)
Air Products and Chemicals, Inc. 1.50% 2025	$2,464	$2,559
Air Products and Chemicals, Inc. 1.85% 2027	802	843
Air Products and Chemicals, Inc. 2.05% 2030	4,041	4,263
Air Products and Chemicals, Inc. 2.70% 2040	12,619	13,463
Air Products and Chemicals, Inc. 2.80% 2050	5,784	6,099
Anglo American Capital PLC 5.625% 2030[1]	6,800	8,363
Anglo American Capital PLC 3.95% 2050[1]	4,722	4,836
Ardagh Packaging Finance 5.25% 2025[1]	3,640	3,809
Ardagh Packaging Finance 4.125% 2026[1]	2,500	2,537
Ball Corp. 4.00% 2023	6,000	6,384
Berry Global Escrow Corp. 4.875% 2026[1]	9,875	10,367
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 4.971% on 10/19/2020)[1,2]	6,440	6,442
Blue Cube Spinco Inc. 9.75% 2023	6,300	6,513
Blue Cube Spinco Inc. 10.00% 2025	3,000	3,178
Braskem Finance Ltd. 6.45% 2024	650	695
Braskem Idesa Sapi 7.45% 2029[1]	1,540	1,452
Braskem SA 4.50% 2030[1]	10,625	9,934
Braskem SA 4.50% 2030	1,350	1,262
Braskem SA 5.875% 2050[1]	4,000	3,686
BWAY Parent Co., Inc. 5.50% 2024[1]	6,500	6,532
Chevron Phillips Chemical Co. LLC 3.30% 2023[1]	9,250	9,821
Chevron Phillips Chemical Co. LLC 3.70% 2028[1]	3,000	3,337
Cleveland-Cliffs Inc. 4.875% 2024[1]	7,500	7,415
Cleveland-Cliffs Inc. 9.875% 2025[1]	7,975	8,912
Cleveland-Cliffs Inc. 6.75% 2026[1]	1,035	1,054
Corp Nacional Del Cobre De Chile 3.75% 2031[1]	8,000	8,917
CRH America, Inc. 3.875% 2025[1]	2,000	2,250
CRH America, Inc. 5.125% 2045[1]	2,000	2,501
Crown Holdings, Inc. 4.50% 2023	2,500	2,600
Crown Holdings, Inc. 4.25% 2026	4,000	4,157
Dow Chemical Co. 3.625% 2026	14,418	16,029
Dow Chemical Co. 4.80% 2028	4,000	4,817
Dow Chemical Co. 2.10% 2030	13,000	12,818
Dow Chemical Co. 4.625% 2044	1,100	1,285
Dow Chemical Co. 5.55% 2048	8,600	11,352
Dow Chemical Co. 4.80% 2049	11,227	13,376
Dow Chemical Co. 3.60% 2050	10,500	10,663
DowDuPont Inc. 5.419% 2048	11,159	14,971
E.I. du Pont de Nemours and Co. 1.70% 2025	2,743	2,848
E.I. du Pont de Nemours and Co. 2.30% 2030	4,473	4,752
Ecolab Inc. 2.125% 2050	4,000	3,678
FMG Resources 4.75% 2022[1]	6,300	6,461
Freeport-McMoRan Inc. 3.875% 2023	9,000	9,290
Freeport-McMoRan Inc. 5.40% 2034	1,450	1,607
Freeport-McMoRan Inc. 5.45% 2043	2,550	2,836
Fresnillo PLC 4.25% 2050[1]	8,561	8,492
Glencore Funding LLC 4.125% 2024[1]	25,850	28,038
Graphic Packaging International, Inc. 3.50% 2028[1]	8,000	8,019
Holcim Ltd. 5.15% 2023[1]	1,665	1,848
Industrias Peñoles, SAB de CV 4.75% 2050[1]	6,090	6,301
LYB International Finance III, LLC 2.875% 2025	4,000	4,291
LYB International Finance III, LLC 3.375% 2030	2,000	2,179
LYB International Finance III, LLC 4.20% 2049	1,740	1,944
The Bond Fund of America — Page 28 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
LYB International Finance III, LLC 4.20% 2050	$4,500	$5,023
LyondellBasell Industries NV 6.00% 2021	900	942
Methanex Corp. 5.125% 2027	9,900	9,863
Newcrest Finance Pty Ltd. 3.25% 2030[1]	5,229	5,712
Newcrest Finance Pty Ltd. 4.20% 2050[1]	2,414	2,833
Nova Chemicals Corp. 4.875% 2024[1]	2,000	1,991
Nova Chemicals Corp. 5.25% 2027[1]	7,500	7,069
Nutrien Ltd. 4.20% 2029	500	595
Nutrien Ltd. 2.95% 2030	8,301	9,102
Nutrien Ltd. 5.00% 2049	3,850	5,066
Nutrien Ltd. 3.95% 2050	500	573
Nutrition & Biosciences, Inc. 1.23% 2025[1]	5,000	4,999
Nutrition & Biosciences, Inc. 1.832% 2027[1]	7,772	7,813
Nutrition & Biosciences, Inc. 2.30% 2030[1]	31,920	32,168
Nutrition & Biosciences, Inc. 3.268% 2040[1]	2,500	2,520
Nutrition & Biosciences, Inc. 3.468% 2050[1]	11,000	11,052
OCI NV 5.25% 2024[1]	3,500	3,622
Olin Corp. 9.50% 2025[1]	2,950	3,442
Praxair, Inc. 3.00% 2021	2,850	2,920
Praxair, Inc. 1.10% 2030	13,964	13,552
Praxair, Inc. 2.00% 2050	5,729	5,170
S.P.C.M. SA 4.875% 2025[1]	695	721
Sealed Air Corp. 4.875% 2022[1]	3,139	3,281
Sealed Air Corp. 5.25% 2023[1]	111	117
Sherwin-Williams Company 2.75% 2022	212	219
Sherwin-Williams Company 3.125% 2024	7,250	7,840
Sherwin-Williams Company 3.45% 2027	112	126
Sherwin-Williams Company 2.95% 2029	5,150	5,675
Sherwin-Williams Company 2.30% 2030	1,271	1,330
Sherwin-Williams Company 4.50% 2047	2,601	3,238
Sherwin-Williams Company 3.30% 2050	1,700	1,794
Silgan Holdings Inc. 4.75% 2025	5,000	5,103
Silgan Holdings Inc. 4.125% 2028	2,500	2,556
Summit Materials, Inc. 5.25% 2029[1]	2,600	2,712
Suzano Austria GmbH 6.00% 2029	3,500	3,997
Suzano Austria GmbH 3.75% 2031	7,760	7,789
Vale Overseas Ltd. 3.75% 2030	11,677	12,027
Westlake Chemical Corp. 5.00% 2046	7,090	8,303
Westlake Chemical Corp. 4.375% 2047	1,960	2,097
Yara International ASA 3.148% 2030[1]	3,880	4,156
		541,184
Real estate 0.62%
Alexandria Real Estate Equities, Inc. 3.80% 2026	2,437	2,798
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,440	1,665
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,070	1,232
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,213	1,321
Alexandria Real Estate Equities, Inc. 4.50% 2029	2,110	2,543
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,615	2,951
Alexandria Real Estate Equities, Inc. 1.875% 2033	1,489	1,459
American Campus Communities, Inc. 3.75% 2023	1,560	1,642
American Campus Communities, Inc. 4.125% 2024	4,240	4,574
American Campus Communities, Inc. 3.30% 2026	18,950	20,314
American Campus Communities, Inc. 3.625% 2027	1,865	1,987
The Bond Fund of America — Page 29 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
American Campus Communities, Inc. 2.85% 2030	$4,967	$5,034
American Campus Communities, Inc. 3.875% 2031	1,787	1,956
Corporate Office Properties LP 2.25% 2026	17,606	17,826
Equinix, Inc. 2.625% 2024	40,151	42,724
Equinix, Inc. 1.25% 2025	9,495	9,569
Equinix, Inc. 2.90% 2026	24,462	26,412
Equinix, Inc. 1.80% 2027	2,646	2,673
Equinix, Inc. 1.55% 2028	9,210	9,217
Equinix, Inc. 3.20% 2029	27,854	30,746
Equinix, Inc. 2.15% 2030	35,754	36,273
Equinix, Inc. 3.00% 2050	6,455	6,432
Essex Portfolio LP 3.25% 2023	4,610	4,856
Essex Portfolio LP 3.875% 2024	5,500	6,022
Essex Portfolio LP 3.375% 2026	1,070	1,190
Essex Portfolio LP 4.00% 2029	1,960	2,272
Gaming and Leisure Properties, Inc. 3.35% 2024	912	928
Gaming and Leisure Properties, Inc. 4.00% 2030	2,564	2,658
Hospitality Properties Trust 4.25% 2021	1,224	1,221
Hospitality Properties Trust 5.00% 2022	14,650	14,635
Hospitality Properties Trust 4.50% 2023	9,680	9,515
Hospitality Properties Trust 4.50% 2025	6,875	6,222
Hospitality Properties Trust 3.95% 2028	100	84
Howard Hughes Corp. 5.375% 2025[1]	16,500	16,807
Howard Hughes Corp. 5.375% 2028[1]	7,025	7,019
Iron Mountain Inc. 4.875% 2027[1]	1,605	1,641
Iron Mountain Inc. 5.25% 2028[1]	12,959	13,518
Iron Mountain Inc. 4.875% 2029[1]	11,137	11,343
Iron Mountain Inc. 5.25% 2030[1]	3,450	3,603
Kimco Realty Corp. 2.70% 2024	16,980	17,798
Kimco Realty Corp. 3.30% 2025	5,000	5,423
Omega Healthcare Investors, Inc. 4.375% 2023	2,100	2,254
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,901
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,184
Scentre Group 2.375% 2021[1]	11,410	11,485
Scentre Group 3.25% 2025[1]	1,265	1,336
Scentre Group 3.50% 2025[1]	7,550	8,011
WEA Finance LLC 3.25% 2020[1]	8,350	8,352
WEA Finance LLC 3.75% 2024[1]	2,480	2,608
Westfield Corp. Ltd. 3.50% 2029[1]	7,330	7,289
		405,523
Total corporate bonds, notes & loans		21,486,149
Mortgage-backed obligations 32.30% Federal agency mortgage-backed obligations 30.88%
Fannie Mae 7.00% 2036[10]	125	134
Fannie Mae 6.00% 2037[10]	3	4
Fannie Mae 7.00% 2037[10]	152	167
Fannie Mae 7.00% 2037[10]	105	115
Fannie Mae 7.00% 2037[10]	85	90
Fannie Mae 7.50% 2037[10]	105	113
Fannie Mae 7.50% 2037[10]	58	69
Fannie Mae 4.50% 2046[10]	1,102	1,171
Fannie Mae 4.50% 2046[10]	333	352
The Bond Fund of America — Page 30 of 63

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2047[10]	$2,025	$2,149
Fannie Mae Pool #976945 5.50% 2023[10]	4	4
Fannie Mae Pool #976948 6.00% 2023[10]	30	31
Fannie Mae Pool #932119 4.50% 2024[10]	1,071	1,132
Fannie Mae Pool #AD6392 4.50% 2025[10]	1,208	1,284
Fannie Mae Pool #AD3149 4.50% 2025[10]	707	752
Fannie Mae Pool #AD5692 4.50% 2025[10]	658	701
Fannie Mae Pool #AB1068 4.50% 2025[10]	4	5
Fannie Mae Pool #AJ5476 3.00% 2026[10]	205	215
Fannie Mae Pool #MA3131 3.00% 2027[10]	116	121
Fannie Mae Pool #MA2973 3.00% 2027[10]	13	14
Fannie Mae Pool #AL7800 2.50% 2030[10]	6,211	6,602
Fannie Mae Pool #BM4299 3.00% 2030[10]	19	20
Fannie Mae Pool #AL9668 3.00% 2030[10]	18	19
Fannie Mae Pool #AZ4646 3.50% 2030[10]	442	470
Fannie Mae Pool #AZ0554 3.50% 2030[10]	322	342
Fannie Mae Pool #AY1948 3.50% 2030[10]	269	286
Fannie Mae Pool #AS8388 2.50% 2031[10]	5,092	5,424
Fannie Mae Pool #AS7323 2.50% 2031[10]	3,853	4,139
Fannie Mae Pool #CA3178 3.00% 2031[10]	1,139	1,204
Fannie Mae Pool #890710 3.00% 2031[10]	22	23
Fannie Mae Pool #FM1162 2.50% 2032[10]	3,791	4,042
Fannie Mae Pool #BM1036 2.50% 2032[10]	450	479
Fannie Mae Pool #BH7659 3.00% 2032[10]	16,649	17,480
Fannie Mae Pool #CA3274 3.00% 2032[10]	806	855
Fannie Mae Pool #BH9235 3.00% 2033[10]	1,513	1,622
Fannie Mae Pool #BJ4890 3.00% 2033[10]	780	834
Fannie Mae Pool #BJ4856 3.00% 2033[10]	498	532
Fannie Mae Pool #MA3247 3.00% 2033[10]	473	497
Fannie Mae Pool #BM5111 3.00% 2033[10]	457	492
Fannie Mae Pool #BK7453 3.00% 2033[10]	398	418
Fannie Mae Pool #CA2106 3.50% 2033[10]	275	293
Fannie Mae Pool #MA3518 4.00% 2033[10]	46	48
Fannie Mae Pool #695412 5.00% 2033[10]	9	10
Fannie Mae Pool #CA4453 2.50% 2034[10]	7,662	8,002
Fannie Mae Pool #BO1359 2.50% 2034[10]	3,143	3,309
Fannie Mae Pool #FM1490 3.50% 2034[10]	10,573	11,243
Fannie Mae Pool #MA4154 1.50% 2035[10]	88,436	90,532
Fannie Mae Pool #AD3566 5.00% 2035[10]	114	126
Fannie Mae Pool #AS8355 3.00% 2036[10]	17,653	18,586
Fannie Mae Pool #AS8554 3.00% 2036[10]	2,033	2,141
Fannie Mae Pool #MA2746 4.00% 2036[10]	3,174	3,439
Fannie Mae Pool #MA2588 4.00% 2036[10]	2,947	3,214
Fannie Mae Pool #MA2787 4.00% 2036[10]	2,081	2,255
Fannie Mae Pool #AS6870 4.00% 2036[10]	751	816
Fannie Mae Pool #MA2717 4.00% 2036[10]	540	590
Fannie Mae Pool #924866 2.265% 2037[3,10]	29	29
Fannie Mae Pool #MA2897 3.00% 2037[10]	39,748	41,843
Fannie Mae Pool #MA2866 3.00% 2037[10]	22,433	23,620
Fannie Mae Pool #945680 6.00% 2037[10]	31	36
Fannie Mae Pool #954936 7.00% 2037[10]	40	44
Fannie Mae Pool #923171 7.50% 2037[10]	46	53
Fannie Mae Pool #964279 2.633% 2038[3,10]	113	115
Fannie Mae Pool #964708 2.765% 2038[3,10]	15	15
The Bond Fund of America — Page 31 of 63

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #889101 3.26% 2038[3,10]	$136	$140
Fannie Mae Pool #MA3539 4.50% 2038[10]	123	134
Fannie Mae Pool #889982 5.50% 2038[10]	31	36
Fannie Mae Pool #988588 5.50% 2038[10]	6	7
Fannie Mae Pool #AC2641 4.50% 2039[10]	5,861	6,582
Fannie Mae Pool #AC0794 5.00% 2039[10]	541	623
Fannie Mae Pool #931768 5.00% 2039[10]	92	106
Fannie Mae Pool #AL9335 3.172% 2040[3,10]	5,133	5,387
Fannie Mae Pool #AE7629 3.73% 2040[3,10]	83	87
Fannie Mae Pool #AE7567 4.00% 2040[10]	4,265	4,697
Fannie Mae Pool #AH0007 4.00% 2040[10]	3,996	4,412
Fannie Mae Pool #AE1761 4.00% 2040[10]	3,940	4,338
Fannie Mae Pool #AH0539 4.00% 2040[10]	965	1,065
Fannie Mae Pool #AE8073 4.00% 2040[10]	689	771
Fannie Mae Pool #AD8522 4.00% 2040[10]	201	222
Fannie Mae Pool #AE5471 4.50% 2040[10]	1,157	1,302
Fannie Mae Pool #AB1297 5.00% 2040[10]	479	551
Fannie Mae Pool #932606 5.00% 2040[10]	285	328
Fannie Mae Pool #AL9327 3.216% 2041[3,10]	4,711	4,953
Fannie Mae Pool #AL9531 3.387% 2041[3,10]	3,924	4,122
Fannie Mae Pool #AL9326 3.428% 2041[3,10]	6,601	6,940
Fannie Mae Pool #AL0073 3.729% 2041[3,10]	343	359
Fannie Mae Pool #AE0789 3.787% 2041[3,10]	458	481
Fannie Mae Pool #AE0844 3.818% 2041[3,10]	396	416
Fannie Mae Pool #AJ7471 4.00% 2041[10]	1,556	1,718
Fannie Mae Pool #AB4050 4.00% 2041[10]	1,071	1,200
Fannie Mae Pool #AI5172 4.00% 2041[10]	903	997
Fannie Mae Pool #AJ1873 4.00% 2041[10]	721	797
Fannie Mae Pool #AJ4189 4.00% 2041[10]	708	793
Fannie Mae Pool #AJ4154 4.00% 2041[10]	681	763
Fannie Mae Pool #AJ0257 4.00% 2041[10]	285	321
Fannie Mae Pool #AL0658 4.50% 2041[10]	1,233	1,385
Fannie Mae Pool #AH6099 5.00% 2041[10]	2,474	2,837
Fannie Mae Pool #AI1862 5.00% 2041[10]	2,345	2,712
Fannie Mae Pool #AI3510 5.00% 2041[10]	1,465	1,694
Fannie Mae Pool #AJ0704 5.00% 2041[10]	1,263	1,460
Fannie Mae Pool #AJ5391 5.00% 2041[10]	744	861
Fannie Mae Pool #AE1248 5.00% 2041[10]	702	805
Fannie Mae Pool #AE1274 5.00% 2041[10]	537	619
Fannie Mae Pool #AE1277 5.00% 2041[10]	294	336
Fannie Mae Pool #AE1283 5.00% 2041[10]	182	205
Fannie Mae Pool #AH9479 5.00% 2041[10]	81	93
Fannie Mae Pool #AH8144 5.00% 2041[10]	77	89
Fannie Mae Pool #AP7819 2.241% 2042[3,10]	408	425
Fannie Mae Pool #AL2000 2.542% 2042[3,10]	508	529
Fannie Mae Pool #AL2184 2.619% 2042[3,10]	849	887
Fannie Mae Pool #AL1941 2.836% 2042[3,10]	659	689
Fannie Mae Pool #AL9532 2.876% 2042[3,10]	4,866	5,084
Fannie Mae Pool #AP7553 3.00% 2042[10]	15,864	16,882
Fannie Mae Pool #AL9533 3.152% 2042[3,10]	2,139	2,238
Fannie Mae Pool #AL9530 3.397% 2042[3,10]	3,309	3,468
Fannie Mae Pool #AX3703 4.00% 2042[10]	6,707	7,398
Fannie Mae Pool #AK6740 4.00% 2042[10]	6,514	7,341
Fannie Mae Pool #AL2745 4.00% 2042[10]	5,395	6,044
The Bond Fund of America — Page 32 of 63

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #890407 4.00% 2042[10]	$1,824	$2,044
Fannie Mae Pool #AK4949 4.00% 2042[10]	462	508
Fannie Mae Pool #AE1290 5.00% 2042[10]	397	454
Fannie Mae Pool #AT5898 3.00% 2043[10]	33,455	35,638
Fannie Mae Pool #AL3829 3.50% 2043[10]	5,801	6,384
Fannie Mae Pool #AT7161 3.50% 2043[10]	2,714	2,960
Fannie Mae Pool #AR1512 3.50% 2043[10]	1,276	1,404
Fannie Mae Pool #AT0412 3.50% 2043[10]	693	765
Fannie Mae Pool #AT3954 3.50% 2043[10]	353	386
Fannie Mae Pool #AT0300 3.50% 2043[10]	251	274
Fannie Mae Pool #AV0786 4.00% 2043[10]	5,566	6,202
Fannie Mae Pool #AT2683 4.00% 2043[10]	5,281	5,836
Fannie Mae Pool #BM6240 3.256% 2044[3,10]	5,120	5,364
Fannie Mae Pool #AL8421 3.50% 2044[10]	27,169	29,448
Fannie Mae Pool #AX8521 3.50% 2044[10]	601	658
Fannie Mae Pool #AY1829 3.50% 2044[10]	444	486
Fannie Mae Pool #AW8240 3.50% 2044[10]	90	95
Fannie Mae Pool #AX0817 4.00% 2044[10]	377	404
Fannie Mae Pool #BE5017 3.50% 2045[10]	3,336	3,632
Fannie Mae Pool #BE5009 3.50% 2045[10]	3,074	3,322
Fannie Mae Pool #AZ7366 4.00% 2045[10]	36,206	40,337
Fannie Mae Pool #AS6348 4.00% 2045[10]	5,842	6,508
Fannie Mae Pool #FM2834 3.00% 2046[10]	106,311	113,273
Fannie Mae Pool #BC4764 3.00% 2046[10]	5,463	5,748
Fannie Mae Pool #MA2833 3.00% 2046[10]	88	92
Fannie Mae Pool #BC9077 3.50% 2046[10]	32,139	34,820
Fannie Mae Pool #BD9236 3.50% 2046[10]	861	934
Fannie Mae Pool #AL8522 3.50% 2046[10]	58	64
Fannie Mae Pool #AS6839 4.00% 2046[10]	9,005	9,907
Fannie Mae Pool #BC1352 4.00% 2046[10]	2,848	3,076
Fannie Mae Pool #BD1968 4.00% 2046[10]	89	97
Fannie Mae Pool #BC8647 4.50% 2046[10]	1,125	1,234
Fannie Mae Pool #BD7529 4.50% 2046[10]	640	708
Fannie Mae Pool #BD1550 4.50% 2046[10]	553	605
Fannie Mae Pool #BD9248 4.50% 2046[10]	453	491
Fannie Mae Pool #BD7600 4.50% 2046[10]	84	90
Fannie Mae Pool #MA3210 3.50% 2047[10]	180,264	190,826
Fannie Mae Pool #BD2440 3.50% 2047[10]	4,512	4,789
Fannie Mae Pool #BE8740 3.50% 2047[10]	3,004	3,275
Fannie Mae Pool #BE8742 3.50% 2047[10]	852	937
Fannie Mae Pool #BH2848 3.50% 2047[10]	509	555
Fannie Mae Pool #CA0770 3.50% 2047[10]	479	509
Fannie Mae Pool #BH2846 3.50% 2047[10]	382	421
Fannie Mae Pool #BH2847 3.50% 2047[10]	341	367
Fannie Mae Pool #BJ1910 3.50% 2047[10]	189	201
Fannie Mae Pool #CA0453 4.00% 2047[10]	16,535	17,697
Fannie Mae Pool #MA3211 4.00% 2047[10]	10,914	11,697
Fannie Mae Pool #BJ5015 4.00% 2047[10]	7,463	8,240
Fannie Mae Pool #BD3554 4.00% 2047[10]	1,983	2,120
Fannie Mae Pool #BH3122 4.00% 2047[10]	267	294
Fannie Mae Pool #BM4413 4.50% 2047[10]	14,878	16,170
Fannie Mae Pool #BH0876 4.50% 2047[10]	5,270	5,776
Fannie Mae Pool #BJ3525 4.50% 2047[10]	3,395	3,690
Fannie Mae Pool #BJ3558 4.50% 2047[10]	3,220	3,499
The Bond Fund of America — Page 33 of 63

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ3581 4.50% 2047[10]	$2,077	$2,259
Fannie Mae Pool #257063 7.00% 2047[10]	48	56
Fannie Mae Pool # 256893 7.00% 2047[10]	12	14
Fannie Mae Pool #BF0293 3.00% 2048[10]	22,645	24,167
Fannie Mae Pool #BM4488 3.404% 2048[3,10]	17,410	18,167
Fannie Mae Pool #BF0318 3.50% 2048[10]	81,408	87,801
Fannie Mae Pool #FM3277 3.50% 2048[10]	18,714	19,765
Fannie Mae Pool #CA1532 3.50% 2048[10]	14,562	15,463
Fannie Mae Pool #CA1189 3.50% 2048[10]	3,649	3,869
Fannie Mae Pool #BJ4901 3.50% 2048[10]	1,970	2,172
Fannie Mae Pool #FM2669 4.00% 2048[10]	30,056	32,112
Fannie Mae Pool #CA2190 4.00% 2048[10]	26,567	28,401
Fannie Mae Pool #CA2374 4.00% 2048[10]	13,563	14,473
Fannie Mae Pool #CA2850 4.00% 2048[10]	8,508	9,569
Fannie Mae Pool #BK6840 4.00% 2048[10]	4,942	5,455
Fannie Mae Pool #BK5232 4.00% 2048[10]	3,561	3,963
Fannie Mae Pool #BK7274 4.00% 2048[10]	2,272	2,427
Fannie Mae Pool #BK9743 4.00% 2048[10]	1,311	1,428
Fannie Mae Pool #BK0920 4.00% 2048[10]	434	463
Fannie Mae Pool #BJ9252 4.00% 2048[10]	135	144
Fannie Mae Pool #BK4764 4.00% 2048[10]	113	120
Fannie Mae Pool #BK0915 4.00% 2048[10]	41	44
Fannie Mae Pool #BK7665 4.50% 2048[10]	22,134	24,795
Fannie Mae Pool #BK0951 4.50% 2048[10]	16,301	18,192
Fannie Mae Pool #BK0163 4.50% 2048[10]	5,871	6,380
Fannie Mae Pool #BN1576 4.50% 2048[10]	3,011	3,258
Fannie Mae Pool #BK9761 4.50% 2048[10]	1,021	1,122
Fannie Mae Pool #CA2166 4.50% 2048[10]	39	42
Fannie Mae Pool #CA2205 4.50% 2048[10]	27	29
Fannie Mae Pool #CA2493 4.50% 2048[10]	9	10
Fannie Mae Pool #CA1574 5.00% 2048[10]	12,123	13,337
Fannie Mae Pool #CA4858 3.00% 2049[10]	264,975	282,603
Fannie Mae Pool #CA3964 3.00% 2049[10]	205,692	219,210
Fannie Mae Pool #CA4543 3.00% 2049[10]	27,344	29,472
Fannie Mae Pool #CA3807 3.00% 2049[10]	3,842	4,132
Fannie Mae Pool #CA4534 3.00% 2049[10]	3,052	3,273
Fannie Mae Pool #CA3806 3.00% 2049[10]	2,035	2,209
Fannie Mae Pool #CA4021 3.50% 2049[10]	70,894	75,232
Fannie Mae Pool #BN6708 3.50% 2049[10]	59,965	64,796
Fannie Mae Pool #CA4802 3.50% 2049[10]	48,901	53,910
Fannie Mae Pool #BO3252 3.50% 2049[10]	30,502	33,293
Fannie Mae Pool #CA4151 3.50% 2049[10]	29,005	32,256
Fannie Mae Pool #FM1062 3.50% 2049[10]	26,907	29,727
Fannie Mae Pool #FM1443 3.50% 2049[10]	22,378	24,670
Fannie Mae Pool #FM1257 3.50% 2049[10]	11,604	12,623
Fannie Mae Pool #BO1588 3.50% 2049[10]	8,875	9,687
Fannie Mae Pool #BJ8411 3.50% 2049[10]	6,387	7,041
Fannie Mae Pool #BJ8402 3.544% 2049[3,10]	3,120	3,267
Fannie Mae Pool #FM1963 4.00% 2049[10]	73,839	82,194
Fannie Mae Pool #FM1913 4.00% 2049[10]	4,383	4,713
Fannie Mae Pool #CA5687 3.00% 2050[10]	147,031	158,767
Fannie Mae Pool #CA5538 3.00% 2050[10]	99,406	106,671
Fannie Mae Pool #CA5506 3.00% 2050[10]	82,071	88,070
Fannie Mae Pool #CA5536 3.00% 2050[10]	79,507	84,874
The Bond Fund of America — Page 34 of 63

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BK2240 3.00% 2050[10]	$75,566	$81,402
Fannie Mae Pool #CA5229 3.00% 2050[10]	22,974	24,689
Fannie Mae Pool #BP1948 3.00% 2050[10]	22,248	23,902
Fannie Mae Pool #CA5338 3.00% 2050[10]	21,804	22,944
Fannie Mae Pool #FM2839 3.50% 2050[10]	55,318	59,818
Fannie Mae Pool #FM2664 3.50% 2050[10]	48,607	53,246
Fannie Mae Pool #BP1954 3.50% 2050[10]	37,966	40,906
Fannie Mae Pool #MA4026 4.00% 2050[10]	19,013	20,291
Fannie Mae Pool #BF0264 3.50% 2058[10]	23,642	26,130
Fannie Mae, Series 2001-4, Class NA, 9.012% 2025[3,10]	2	3
Fannie Mae, Series 2001-4, Class GA, 9.098% 2025[3,10]	1	1
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[1,10]	398	399
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[10]	79	98
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[10]	772	878
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[10]	1,308	1,556
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[10]	229	264
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[10]	683	836
Fannie Mae, Series 2002-W1, Class 2A, 5.525% 2042[3,10]	990	1,111
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.565% 2026[3,10]	10	11
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 3.058% 2027[3,10]	3,700	4,182
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.181% 2027[3,10]	5,000	5,649
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2029[10]	430	495
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[10]	641	611
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[10]	642	602
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[10]	220	208
Freddie Mac 4.00% 2036[10]	23,381	25,507
Freddie Mac 4.00% 2036[10]	5,842	6,373
Freddie Mac 4.00% 2036[10]	2,119	2,308
Freddie Mac 4.00% 2037[10]	6,694	7,244
Freddie Mac 4.00% 2043[10]	8,730	9,710
Freddie Mac 3.50% 2045[10]	1,020	1,136
Freddie Mac 4.00% 2045[10]	1,357	1,477
Freddie Mac 3.50% 2046[10]	406	423
Freddie Mac 4.50% 2046[10]	1,598	1,751
Freddie Mac 4.50% 2046[10]	875	975
Freddie Mac 4.50% 2046[10]	852	949
Freddie Mac 4.50% 2046[10]	650	723
Freddie Mac 4.50% 2046[10]	433	479
Freddie Mac 4.00% 2047[10]	10,979	11,845
Freddie Mac 4.50% 2047[10]	3,197	3,479
Freddie Mac 4.50% 2047[10]	1,429	1,558
Freddie Mac 3.50% 2048[10]	49,197	53,804
Freddie Mac 4.00% 2048[10]	11,966	13,040
Freddie Mac Pool #ZK3848 3.00% 2027[10]	107	113
Freddie Mac Pool #G15732 3.00% 2030[10]	11,531	12,450
Freddie Mac Pool #ZT1332 3.00% 2030[10]	10,225	10,982
Freddie Mac Pool #D98356 4.50% 2030[10]	265	287
Freddie Mac Pool #V61295 2.50% 2031[10]	11,086	11,837
Freddie Mac Pool #ZK8180 2.50% 2031[10]	4,668	4,982
Freddie Mac Pool #G16634 3.00% 2031[10]	17,339	18,737
Freddie Mac Pool #G18652 3.00% 2032[10]	19,151	20,114
Freddie Mac Pool #G18655 3.00% 2032[10]	12,131	12,802
Freddie Mac Pool #V61960 3.00% 2033[10]	8,932	9,478
Freddie Mac Pool #A15120 5.50% 2033[10]	3	3
The Bond Fund of America — Page 35 of 63

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SB8068 1.50% 2035[10]	$512,000	$524,136
Freddie Mac Pool #C91883 4.00% 2036[10]	838	915
Freddie Mac Pool #C91917 3.00% 2037[10]	1,121	1,181
Freddie Mac Pool #G04804 4.50% 2037[10]	2,269	2,533
Freddie Mac Pool #A56076 5.50% 2037[10]	18	21
Freddie Mac Pool #G03695 5.50% 2037[10]	4	5
Freddie Mac Pool #H09093 7.50% 2037[10]	102	118
Freddie Mac Pool #G04587 5.50% 2038[10]	632	732
Freddie Mac Pool #G04585 5.50% 2038[10]	241	280
Freddie Mac Pool #G05196 5.50% 2038[10]	103	120
Freddie Mac Pool #G08248 5.50% 2038[10]	64	75
Freddie Mac Pool #G05267 5.50% 2038[10]	3	4
Freddie Mac Pool #G05535 4.50% 2039[10]	544	611
Freddie Mac Pool #A87873 5.00% 2039[10]	4,366	5,027
Freddie Mac Pool #G06020 5.50% 2039[10]	1,462	1,694
Freddie Mac Pool #840222 3.278% 2040[3,10]	1,284	1,351
Freddie Mac Pool #G05937 4.50% 2040[10]	10,224	11,478
Freddie Mac Pool #A93948 4.50% 2040[10]	12	13
Freddie Mac Pool #G05860 5.50% 2040[10]	23	26
Freddie Mac Pool #Q02705 4.50% 2041[10]	4,813	5,422
Freddie Mac Pool #G06956 4.50% 2041[10]	1,099	1,236
Freddie Mac Pool #G06769 4.50% 2041[10]	561	631
Freddie Mac Pool #Q01992 4.50% 2041[10]	235	261
Freddie Mac Pool #G06868 4.50% 2041[10]	10	11
Freddie Mac Pool #G06648 5.00% 2041[10]	3,359	3,853
Freddie Mac Pool #Q01658 5.00% 2041[10]	1,075	1,213
Freddie Mac Pool #G06841 5.50% 2041[10]	29	34
Freddie Mac Pool #Q18236 3.50% 2043[10]	2,736	2,990
Freddie Mac Pool #Q19133 3.50% 2043[10]	1,748	1,911
Freddie Mac Pool #Q17696 3.50% 2043[10]	1,598	1,764
Freddie Mac Pool #841039 3.596% 2043[3,10]	5,084	5,273
Freddie Mac Pool #Q15874 4.00% 2043[10]	146	157
Freddie Mac Pool #Q28558 3.50% 2044[10]	8,357	9,136
Freddie Mac Pool #760012 3.097% 2045[3,10]	1,674	1,750
Freddie Mac Pool #760013 3.177% 2045[3,10]	963	1,005
Freddie Mac Pool #760014 3.221% 2045[3,10]	5,248	5,477
Freddie Mac Pool #G60344 4.00% 2045[10]	21,275	23,649
Freddie Mac Pool #Z40130 3.00% 2046[10]	97,711	107,261
Freddie Mac Pool #G61733 3.00% 2047[10]	12,833	13,851
Freddie Mac Pool #760015 3.033% 2047[3,10]	5,121	5,290
Freddie Mac Pool #Q52069 3.50% 2047[10]	4,703	5,133
Freddie Mac Pool #Q51622 3.50% 2047[10]	3,697	4,051
Freddie Mac Pool #Q47615 3.50% 2047[10]	3,161	3,463
Freddie Mac Pool #G08792 3.50% 2047[10]	1,812	1,919
Freddie Mac Pool #G08793 4.00% 2047[10]	9,428	10,100
Freddie Mac Pool #G67710 3.50% 2048[10]	57,710	62,152
Freddie Mac Pool #Q55056 3.50% 2048[10]	5,940	6,426
Freddie Mac Pool #Q54709 3.50% 2048[10]	3,251	3,547
Freddie Mac Pool #Q54701 3.50% 2048[10]	3,136	3,421
Freddie Mac Pool #Q54782 3.50% 2048[10]	2,931	3,196
Freddie Mac Pool #Q54781 3.50% 2048[10]	2,741	3,021
Freddie Mac Pool #Q54700 3.50% 2048[10]	2,396	2,642
Freddie Mac Pool #Q56591 3.50% 2048[10]	2,142	2,299
Freddie Mac Pool #Q55060 3.50% 2048[10]	1,914	2,066
The Bond Fund of America — Page 36 of 63

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q56590 3.50% 2048[10]	$1,663	$1,814
Freddie Mac Pool #Q56589 3.50% 2048[10]	1,383	1,515
Freddie Mac Pool #Q54698 3.50% 2048[10]	1,241	1,381
Freddie Mac Pool #Q54699 3.50% 2048[10]	1,185	1,309
Freddie Mac Pool #Q54831 3.50% 2048[10]	870	962
Freddie Mac Pool #G61628 3.50% 2048[10]	335	365
Freddie Mac Pool #G08823 3.50% 2048[10]	164	173
Freddie Mac Pool #ZS4777 3.50% 2048[10]	95	100
Freddie Mac Pool #G67711 4.00% 2048[10]	36,927	41,111
Freddie Mac Pool #SI2002 4.00% 2048[10]	21,083	22,523
Freddie Mac Pool #ZA5889 4.00% 2048[10]	5,951	6,388
Freddie Mac Pool #Q56599 4.00% 2048[10]	5,427	6,027
Freddie Mac Pool #Q56175 4.00% 2048[10]	3,762	4,161
Freddie Mac Pool #Q55971 4.00% 2048[10]	3,548	3,949
Freddie Mac Pool #G08805 4.00% 2048[10]	3,542	3,800
Freddie Mac Pool #Q55970 4.00% 2048[10]	1,653	1,854
Freddie Mac Pool #Q56576 4.00% 2048[10]	1,107	1,186
Freddie Mac Pool #Q58411 4.50% 2048[10]	7,233	8,077
Freddie Mac Pool #Q58436 4.50% 2048[10]	3,086	3,495
Freddie Mac Pool #Q58378 4.50% 2048[10]	2,734	3,015
Freddie Mac Pool #Q57242 4.50% 2048[10]	2,015	2,201
Freddie Mac Pool #SD7509 3.00% 2049[10]	181,184	192,787
Freddie Mac Pool #SD7507 3.00% 2049[10]	69,691	74,697
Freddie Mac Pool #QA4692 3.00% 2049[10]	51,616	55,352
Freddie Mac Pool #QA4673 3.00% 2049[10]	12,403	13,293
Freddie Mac Pool #SD7508 3.50% 2049[10]	126,963	139,966
Freddie Mac Pool #QA5131 3.50% 2049[10]	63,066	67,314
Freddie Mac Pool #Q63647 3.50% 2049[10]	51,521	56,060
Freddie Mac Pool #QA5125 3.50% 2049[10]	43,586	48,050
Freddie Mac Pool #RA1463 3.50% 2049[10]	19,841	22,065
Freddie Mac Pool #RA1580 3.50% 2049[10]	19,715	21,925
Freddie Mac Pool #QA0284 3.50% 2049[10]	12,685	13,984
Freddie Mac Pool #QA1885 3.50% 2049[10]	9,879	10,754
Freddie Mac Pool #ZA7149 3.50% 2049[10]	7,960	8,396
Freddie Mac Pool #QA2748 3.50% 2049[10]	2,673	2,947
Freddie Mac Pool #ZA6269 4.50% 2049[10]	1,384	1,496
Freddie Mac Pool #RA2596 2.50% 2050[10]	5,654	6,025
Freddie Mac Pool #RA2597 2.50% 2050[10]	4,142	4,349
Freddie Mac Pool #RA2595 2.50% 2050[10]	4,107	4,312
Freddie Mac Pool #QA7075 3.00% 2050[10]	229,965	245,444
Freddie Mac Pool #SD7512 3.00% 2050[10]	188,350	200,501
Freddie Mac Pool #QA8575 3.00% 2050[10]	170,418	183,605
Freddie Mac Pool #RA2020 3.00% 2050[10]	168,525	179,760
Freddie Mac Pool #RA1914 3.00% 2050[10]	66,948	71,411
Freddie Mac Pool #SD0234 3.00% 2050[10]	54,633	58,257
Freddie Mac Pool #SD7517 3.00% 2050[10]	48,429	52,295
Freddie Mac Pool #RA2319 3.00% 2050[10]	37,689	39,682
Freddie Mac Pool #SD0187 3.00% 2050[10]	21,442	23,138
Freddie Mac Pool #QA8801 3.00% 2050[10]	20,585	21,971
Freddie Mac Pool #SD7514 3.50% 2050[10]	150,113	161,617
Freddie Mac Pool #RA2472 3.50% 2050[10]	10,641	11,672
Freddie Mac Pool #SD8053 4.50% 2050[10]	21,272	23,018
Freddie Mac, Series 2122, Class QM, 6.25% 2029[10]	392	438
Freddie Mac, Series 3257, Class PA, 5.50% 2036[10]	3,774	4,429
The Bond Fund of America — Page 37 of 63

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 3286, Class JN, 5.50% 2037[10]	$2,934	$3,308
Freddie Mac, Series 3318, Class JT, 5.50% 2037[10]	1,737	1,985
Freddie Mac, Series 4582, Class GA, 3.75% 2052[3,10]	6,273	6,519
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 2022[10]	15,000	15,443
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[10]	3,241	3,346
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[10]	20,000	21,234
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[10]	2,000	2,173
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 2024[10]	28,910	31,788
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[10]	43,390	47,250
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[10]	774	855
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[10]	5,065	5,664
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[10]	400	456
Freddie Mac, Series K061, Class A2, Multi Family 3.347% 2026[10]	2,951	3,391
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[3,10]	1,000	1,145
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[10]	1,170	1,342
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[10]	955	1,122
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[3,10]	6,045	7,182
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[10]	4,000	4,792
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[10]	3,965	4,769
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[3,10]	1,700	2,058
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[3,10]	1,680	2,036
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 2028[10]	172	207
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[3,10]	3,000	3,684
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 2029[10]	62	69
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[10]	5,000	5,919
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[10]	5,249	6,245
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 2053[10]	23	25
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[10]	1,603	1,514
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[10]	455	439
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[10]	453	433
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[10]	342	326
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[10]	238	225
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[10]	52,157	55,523
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[3,10]	51,827	55,008
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[3,10]	45,090	47,872
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[10]	8,317	9,109
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[10]	5,435	5,791
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[3,10]	18,037	19,322
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[10]	1,593	1,768
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[10]	8,401	9,229
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[3,10]	24,135	26,485
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[10]	96,969	104,437
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[10]	23,816	26,867
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[10]	16,591	18,686
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[10]	9,444	10,593
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[10]	38,755	42,208
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[10]	4,604	5,196
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[10]	3,700	4,171
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[10]	2,581	2,788
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[10]	2,504	2,776
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[10]	1,155	1,250
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[10]	191,789	204,477
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[10]	51,635	56,342
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[10]	32,599	34,635
The Bond Fund of America — Page 38 of 63

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[10]	$89,164	$94,168
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[10]	73,280	77,366
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[10]	24,663	26,842
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[10]	33,411	34,713
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[10]	5,566	5,850
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 2.348% 2024[3,10]	1,291	1,292
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 2.098% 2025[3,10]	994	994
Government National Mortgage Assn. 4.00% 2045[10]	186	203
Government National Mortgage Assn. 3.00% 2047[10]	23,025	23,557
Government National Mortgage Assn. 3.00% 2047[10]	9,783	9,978
Government National Mortgage Assn. 4.50% 2049[10]	163	173
Government National Mortgage Assn. 5.00% 2049[10]	1,246	1,336
Government National Mortgage Assn. 2.00% 2050[10,11]	966,313	1,001,870
Government National Mortgage Assn. 2.00% 2050[10,11]	500,000	519,414
Government National Mortgage Assn. 2.00% 2050[10,11]	100,783	104,304
Government National Mortgage Assn. 2.50% 2050[10,11]	133,184	139,344
Government National Mortgage Assn. 2.50% 2050[10,11]	25,000	26,204
Government National Mortgage Assn. 3.50% 2050[10,11]	125,022	131,737
Government National Mortgage Assn. 3.50% 2050[10,11]	28,000	29,495
Government National Mortgage Assn. 4.00% 2050[10,11]	7,457	7,924
Government National Mortgage Assn. 4.50% 2050[10,11]	65,318	70,005
Government National Mortgage Assn. Pool #MA0908 2.50% 2028[10]	1,256	1,307
Government National Mortgage Assn. Pool #AB3820 5.00% 2035[10]	265	290
Government National Mortgage Assn. Pool #AB3587 6.50% 2038[10]	181	207
Government National Mortgage Assn. Pool #AB3819 5.00% 2039[10]	534	584
Government National Mortgage Assn. Pool #004636 4.50% 2040[10]	1,633	1,814
Government National Mortgage Assn. Pool #783689 5.50% 2040[10]	2,508	2,885
Government National Mortgage Assn. Pool #783687 4.50% 2041[10]	6,481	7,017
Government National Mortgage Assn. Pool #AC2886 4.50% 2041[10]	855	924
Government National Mortgage Assn. Pool #AB3818 4.50% 2041[10]	338	363
Government National Mortgage Assn. Pool #AB3664 4.50% 2041[10]	307	331
Government National Mortgage Assn. Pool #783688 5.00% 2041[10]	2,455	2,761
Government National Mortgage Assn. Pool #754353 3.50% 2042[10]	634	666
Government National Mortgage Assn. Pool #AD7620 3.50% 2043[10]	1,240	1,324
Government National Mortgage Assn. Pool #MA4383 4.00% 2047[10]	68,380	73,757
Government National Mortgage Assn. Pool #MA4511 4.00% 2047[10]	36,922	39,719
Government National Mortgage Assn. Pool #MA4322 4.00% 2047[10]	23,807	25,611
Government National Mortgage Assn. Pool #MA5594 3.50% 2048[10]	7,570	7,981
Government National Mortgage Assn. Pool #MA5263 3.50% 2048[10]	5,992	6,361
Government National Mortgage Assn. Pool #MA5527 3.50% 2048[10]	5,130	5,427
Government National Mortgage Assn. Pool #MA5019 3.50% 2048[10]	767	817
Government National Mortgage Assn. Pool #MA5020 4.00% 2048[10]	33,689	36,372
Government National Mortgage Assn. Pool #MA5398 4.00% 2048[10]	4,322	4,621
Government National Mortgage Assn. Pool #MA5528 4.00% 2048[10]	4,172	4,452
Government National Mortgage Assn. Pool #MA5466 4.00% 2048[10]	3,630	3,885
Government National Mortgage Assn. Pool #MA5595 4.00% 2048[10]	2,402	2,569
Government National Mortgage Assn. Pool #MA5651 4.00% 2048[10]	1,904	2,031
Government National Mortgage Assn. Pool #MA5264 4.00% 2048[10]	1,683	1,799
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[10]	144	157
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[10]	138,206	146,810
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[10]	41,735	44,371
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[10]	15	18
The Bond Fund of America — Page 39 of 63

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[10]	$63,674	$68,446
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[10]	46,530	50,019
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[10]	10,636	11,392
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[10]	1,232	1,324
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[10]	324	353
Government National Mortgage Assn. Pool #MA6865 2.50% 2050[10]	359,900	378,360
Government National Mortgage Assn. Pool #MA6542 3.50% 2050[10]	1,408	1,484
Government National Mortgage Assn. Pool #MA6543 4.00% 2050[10]	6,624	7,039
Government National Mortgage Assn. Pool #694836 5.662% 2059[10]	1	1
Government National Mortgage Assn. Pool #725876 4.777% 2061[10]	2	3
Government National Mortgage Assn. Pool #725879 4.806% 2061[10]	3	4
Government National Mortgage Assn. Pool #710085 4.94% 2061[10]	7	8
Government National Mortgage Assn. Pool #765136 5.00% 2061[10]	2	2
Government National Mortgage Assn. Pool #721648 5.05% 2061[10]	3	3
Government National Mortgage Assn. Pool #AC1008 4.617% 2063[10]	2	3
Government National Mortgage Assn. Pool #AG8238 4.777% 2064[10]	10	10
Government National Mortgage Assn. Pool #725893 5.20% 2064[10]	2	2
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[10]	1	1
Government National Mortgage Assn. Pool #AE9612 4.955% 2065[10]	12	13
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2032[1,10]	1,220	1,266
Uniform Mortgage-Backed Security 1.50% 2035[10,11]	2,456,242	2,512,660
Uniform Mortgage-Backed Security 1.50% 2035[10,11]	1,348,938	1,378,965
Uniform Mortgage-Backed Security 1.50% 2035[10,11]	250,000	255,482
Uniform Mortgage-Backed Security 2.00% 2035[10,11]	1,787,599	1,857,567
Uniform Mortgage-Backed Security 2.00% 2035[10,11]	350,000	363,561
Uniform Mortgage-Backed Security 3.00% 2035[10,11]	23,074	24,214
Uniform Mortgage-Backed Security 2.00% 2050[10,11]	1,222,701	1,258,768
Uniform Mortgage-Backed Security 2.00% 2050[10,11]	596,268	614,965
Uniform Mortgage-Backed Security 2.00% 2050[10,11]	250,000	258,457
Uniform Mortgage-Backed Security 2.50% 2050[10,11]	529,300	553,143
Uniform Mortgage-Backed Security 3.00% 2050[10,11]	94,275	98,787
Uniform Mortgage-Backed Security 3.50% 2050[10,11]	198,568	209,619
Uniform Mortgage-Backed Security 3.50% 2050[10,11]	48,302	50,926
Uniform Mortgage-Backed Security 4.00% 2050[10,11]	6,372	6,796
Uniform Mortgage-Backed Security 4.50% 2050[10,11]	83,615	90,464
		20,057,718
Collateralized mortgage-backed obligations (privately originated) 0.86%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,3,10]	16,009	16,379
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[1,10]	1,516	1,528
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.748% 2029[1,3,10]	5,715	5,617
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[1,3,10]	5,009	5,183
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[1,3,10]	1,883	1,963
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[1,3,10]	2,806	2,903
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[1,3,10]	5,701	5,737
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[1,3,10]	3,590	3,630
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[1,3,10]	874	886
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[1,3,10]	448	443
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[1,3,10]	7,886	7,968
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[1,3,10]	9,083	9,192
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[10]	2,000	2,218
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,3,10]	4,995	5,036
Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934% 2044[3,10]	2,300	2,259
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[1,10]	6,770	7,006
The Bond Fund of America — Page 40 of 63

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[1,3,10]	$1,659	$1,801
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[10]	212	229
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[10]	78	83
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[10]	1,070	1,128
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[10]	398	417
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[1,3,10]	16,175	16,233
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 2030[1,3,10]	8,011	8,072
Finance of America HECM Buyout, Series 2019-HB1, Class M1, 2.105% 2030[1,3,10]	2,600	2,620
Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 2030[1,3,10]	900	881
Finance of America HECM Buyout, Series 2020-HB1, Class M3, 2.723% 2030[1,3,10]	380	365
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[1,10]	3,131	3,136
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 2049[1,10]	2,862	2,871
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[1,10]	21,638	23,487
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[1,10]	21,146	22,773
Homeward Opportunities Fund Trust, Series 2018-1, Class A1, 3.766% 2048[1,3,10]	12,155	12,226
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[10]	1,683	1,914
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 2052[10]	975	1,099
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[1,3,10]	6,488	6,706
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[1,3,10]	6,248	6,316
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[1,3,10]	7,771	7,920
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.898% 2052[1,3,10]	62,022	61,947
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 0.948% 2052[1,3,10]	8,945	8,972
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[1,3,10]	1,997	2,086
Mortgage Repurchase Agreement Financing Trust, Series 2020-2, Class A1, (1-month USD-LIBOR + 1.75%) 1.906% 2022[1,3,10]	59,904	60,039
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.156% 2022[1,3,10]	29,196	29,294
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[1,3,10]	5,508	5,532
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,3,10]	1,954	1,964
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[1,3,10]	4,301	4,655
New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 2060[1,10]	25,110	25,247
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[1,3,10]	8,459	8,766
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,3,10]	7,637	7,648
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[1,3,10]	2,990	3,072
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[1,3,10]	10,657	10,747
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[1,3,10]	3,426	3,514
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[1,3,10]	9,074	9,133
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.298% 2051[1,3,10]	52,450	52,569
TBW Mortgage-backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 0.568% 2037[3,10]	8,959	7,323
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[1,10]	8,604	8,625
TIF Funding II LLC, Series 2020-1A, Class B, 3.82% 2045[1,10]	1,838	1,844
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[1,3,10]	732	752
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,3,10]	4,784	4,894
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.748% 2057[1,3,10]	1,043	1,042
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,3,10]	10,561	10,988
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[1,3,10]	6,763	7,021
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,3,10]	5,535	5,706
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,3,10]	12,427	13,068
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,3,10]	3,787	3,999
		558,672
The Bond Fund of America — Page 41 of 63

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities 0.56%	Principal amount (000)	Value (000)
Banc of America Commercial Mortgage Inc., Series 2015-UBS7, Class A4, 3.705% 2048[10]	$750	$835
Banc of America Commercial Mortgage Inc., Series 2017-BNK3, Class A4, 3.574% 2050[10]	115	131
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[10]	255	298
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[10]	5,920	7,020
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[10]	135	155
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 2060[10]	3,750	4,269
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[10]	2,546	2,898
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[10]	330	371
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[10]	2,510	2,891
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 2061[10]	500	585
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 2061[10]	500	588
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 2061[3,10]	250	298
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[3,10]	11,116	13,225
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[10]	1,654	1,785
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 1.002% 2036[1,3,10]	1,000	974
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[10]	3,475	3,998
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[10]	5,890	6,958
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 2051[3,10]	90	107
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[10]	6,351	7,663
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[10]	944	1,007
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 2053[10]	1,000	1,183
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[3,10]	6,954	8,530
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[10]	730	817
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 2062[10]	5,000	5,648
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 2062[10]	500	572
BX Trust, Series 2018-GW, Class A, 0.952% 2035[1,3,10]	2,684	2,599
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[10]	5,576	6,336
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[1,10]	500	506
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.878% 2048[10]	1,095	1,155
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 2049[10]	2,740	3,039
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[10]	600	662
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[10]	1,525	1,715
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 2050[10]	6,250	6,985
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 2050[10]	2,930	3,337
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 2056[10]	200	219
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[10]	5,000	5,422
Commercial Mortgage Trust, Series 2012-CRS, Class A4, 2.771% 2045[10]	1,871	1,936
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[1,10]	700	722
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[1,10]	1,015	993
Commercial Mortgage Trust, Series 2012-CR2, Class B, 4.393% 2045[10]	700	717
Commercial Mortgage Trust, Series 2012-CR5, Class D, 4.463% 2045[1,3,10]	2,000	1,850
Commercial Mortgage Trust, Series 2012-CR3, Class C, 4.584% 2045[1,3,10]	500	479
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[1,10]	1,000	1,018
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[1,10]	2,000	2,068
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.215% 2046[1,3,10]	2,743	2,658
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[1,3,10]	830	873
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 2047[10]	910	997
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[10]	1,997	2,149
Commercial Mortgage Trust, Series 2014-LC17, Class A5, 3.917% 2047[10]	886	974
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2047[3,10]	3,000	3,291
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[10]	750	821
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[10]	850	927
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[3,10]	5,250	5,656
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[10]	4,000	4,375
The Bond Fund of America — Page 42 of 63

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 2050[10]	$2,261	$2,539
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[3,10]	1,250	1,402
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.709% 2048[3,10]	556	549
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[3,10]	700	736
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 2044[1,10]	9,081	9,191
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.513% 2044[1,3,10]	6,500	6,594
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[10]	500	549
GS Mortgage Securities Corp., Series 2013-GC12, Class A4, 3.135% 2046[10]	1,250	1,307
GS Mortgage Securities Corp. II, Series 2018-HULA, Class A, 1.072% 2025[1,3,10]	973	929
GS Mortgage Securities Corp. II, Series 2011-GC5, Class B, 5.555% 2044[1,3,10]	1,244	1,236
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A4, 3.377% 2045[10]	759	771
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682% 2046[1,10]	4,500	4,592
GS Mortgage Securities Corp. II, Series 2013-GC12, Class B, 3.777% 2046[3,10]	2,000	2,063
GS Mortgage Securities Corp. II, Series 2014-GC18, Class B, 4.885% 2047[3,10]	2,500	2,380
GS Mortgage Securities Corp. II, Series 2020-GS1, Class A2, 3.47% 2048[10]	3,000	3,292
GS Mortgage Securities Corp. II, Series 2016-GS4, Class A4, 3.442% 2049[3,10]	2,654	2,967
GS Mortgage Securities Corp. II, Series 2017-GS7, Class A3, 3.167% 2050[10]	855	956
GS Mortgage Securities Corp. II, Series 2017-GS7, Class A4, 3.43% 2050[10]	1,000	1,135
GS Mortgage Securities Corp. II, Series 2020-GC47, Class A5, 2.377% 2053[10]	9,983	10,740
GS Mortgage Securities Corp. II, Series 2020-GC45, Class A5, 2.9106% 2053[10]	174	196
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[10]	255	300
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.302% 2038[1,3,10]	7,000	6,803
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.9965% 2047[10]	2,450	2,684
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[10]	8,195	8,981
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 2047[3,10]	500	527
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class D, 4.833% 2047[1,3,10]	2,500	2,207
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[10]	3,500	3,663
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-31, Class C, 4.773% 2048[3,10]	600	582
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[10]	1,600	1,832
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class C, 4.248% 2047[3,10]	750	751
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[1,10]	3,955	4,128
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.1664% 2046[10]	1,020	1,114
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372% 2047[10]	2,500	2,613
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[3,10]	5,095	5,809
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1,10]	9,296	9,165
Manhattan West, Series 2020-OMW, Class A, 2.13% 2039[1,10]	3,126	3,256
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[10]	2,175	2,278
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[3,10]	1,511	1,552
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.039% 2046[10]	1,934	2,097
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.375% 2046[1,3,10]	2,700	1,667
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.908% 2046[3,10]	1,000	1,061
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[10]	1,000	1,066
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[10]	5,096	5,550
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 2047[10]	525	591
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[3,10]	2,000	2,137
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 2047[10]	250	274
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306% 2048[10]	1,870	2,035
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4, 3.372% 2048[10]	1,300	1,412
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 2049[10]	250	266
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class AS, 3.102% 2049[10]	3,000	3,306
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72% 2049[10]	5,280	6,030
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451% 2050[10]	559	614
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[1,10]	6,885	6,980
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[1,10]	4,547	4,662
The Bond Fund of America — Page 43 of 63

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[1,3,10]	$234	$236
Morgan Stanley Capital I Trust, Series 2011-C1, Class E, 5.675% 2047[1,3,10]	2,000	2,002
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[10]	1,730	1,943
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.762% 2049[3,10]	567	544
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.41% 2046[3,10]	1,200	1,134
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 2047[10]	290	317
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 2048[10]	4,380	4,840
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 2048[10]	1,400	1,570
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 2048[10]	7,091	7,821
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 2048[10]	1,137	1,281
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.238% 2048[3,10]	585	570
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[10]	865	861
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[10]	6,190	6,711
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[10]	380	416
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[10]	6,370	7,286
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 2050[10]	1,154	1,320
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[10]	2,302	2,502
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 2051[10]	6,500	7,541
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[10]	3,898	4,418
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.688% 2058[3,10]	1,000	1,001
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 2059[10]	3,853	4,236
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 2059[10]	1,320	1,470
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[10]	600	671
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[10]	510	582
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.844% 2044[1,3,10]	1,500	1,535
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[10]	500	520
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[3,10]	1,000	1,040
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[10]	5,500	5,720
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.697% 2045[10]	415	429
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.188% 2046[3,10]	1,200	1,149
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[3,10]	2,000	2,143
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[3,10]	2,000	2,093
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[10]	2,038	2,195
		367,499
Total mortgage-backed obligations		20,983,889
U.S. Treasury bonds & notes 23.24% U.S. Treasury 21.70%
U.S. Treasury 2.50% 2020	50,000	50,299
U.S. Treasury 1.125% 2021	500	505
U.S. Treasury 1.125% 2021	—[9]	—[9]
U.S. Treasury 1.25% 2021	40,000	40,486
U.S. Treasury 1.50% 2021	161,000	163,555
U.S. Treasury 1.625% 2021	57,661	58,312
U.S. Treasury 1.625% 2021	360	367
U.S. Treasury 1.75% 2021	935	953
U.S. Treasury 2.00% 2021	3,000	3,051
U.S. Treasury 2.00% 2021	1,000	1,020
U.S. Treasury 2.125% 2021	100,000	101,336
U.S. Treasury 2.50% 2021[12]	575,000	580,694
U.S. Treasury 0.125% 2022	250,000	250,005
U.S. Treasury 0.125% 2022	217,505	217,482
U.S. Treasury 0.125% 2022	159,869	159,853
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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.125% 2022	$13,745	$13,743
U.S. Treasury 0.375% 2022	1,563	1,568
U.S. Treasury 1.375% 2022	75,000	76,900
U.S. Treasury 1.50% 2022	211,000	216,424
U.S. Treasury 1.50% 2022	100,000	102,682
U.S. Treasury 1.625% 2022	6,000	6,197
U.S. Treasury 1.75% 2022	45,000	46,303
U.S. Treasury 1.875% 2022	54,500	56,001
U.S. Treasury 2.125% 2022[12]	32,000	33,429
U.S. Treasury 0.125% 2023	52,000	51,972
U.S. Treasury 0.125% 2023	16,090	16,074
U.S. Treasury 0.125% 2023	661	661
U.S. Treasury 0.25% 2023	7,400	7,420
U.S. Treasury 1.375% 2023	72,000	74,422
U.S. Treasury 1.625% 2023	15,000	15,572
U.S. Treasury 1.75% 2023	3,100	3,231
U.S. Treasury 2.125% 2023	16,428	17,442
U.S. Treasury 2.50% 2023	10,300	10,906
U.S. Treasury 2.625% 2023	15,000	16,018
U.S. Treasury 2.75% 2023	100,000	106,919
U.S. Treasury 2.875% 2023	54,729	59,168
U.S. Treasury 1.25% 2024	75,000	78,037
U.S. Treasury 1.50% 2024	130,777	137,476
U.S. Treasury 1.50% 2024	78,200	82,267
U.S. Treasury 1.50% 2024	37,000	38,953
U.S. Treasury 1.75% 2024	40,000	42,322
U.S. Treasury 1.75% 2024	13,103	13,877
U.S. Treasury 2.00% 2024	442,300	471,445
U.S. Treasury 2.00% 2024	183,000	194,824
U.S. Treasury 2.00% 2024	55,000	58,699
U.S. Treasury 2.125% 2024	105,265	112,383
U.S. Treasury 2.125% 2024	18,000	19,415
U.S. Treasury 2.125% 2024	8,000	8,609
U.S. Treasury 2.25% 2024	50,633	54,357
U.S. Treasury 2.25% 2024	33,000	35,816
U.S. Treasury 2.375% 2024	67,233	72,264
U.S. Treasury 2.50% 2024	4,000	4,333
U.S. Treasury 0.25% 2025	1,146,476	1,145,368
U.S. Treasury 0.25% 2025	225,740	225,602
U.S. Treasury 0.25% 2025	24,889	24,857
U.S. Treasury 0.50% 2025	37,127	37,553
U.S. Treasury 2.00% 2025	97,000	104,425
U.S. Treasury 2.125% 2025	61,750	67,052
U.S. Treasury 2.25% 2025	35,000	38,476
U.S. Treasury 2.625% 2025	157,324	174,061
U.S. Treasury 2.625% 2025	63,822	71,533
U.S. Treasury 2.75% 2025[12]	992,493	1,101,841
U.S. Treasury 2.75% 2025	31,813	35,542
U.S. Treasury 2.875% 2025	307,175	344,468
U.S. Treasury 2.875% 2025	32,900	37,013
U.S. Treasury 1.625% 2026	145,900	156,824
U.S. Treasury 1.625% 2026	10,000	10,743
U.S. Treasury 1.625% 2026	—[9]	—[9]
U.S. Treasury 1.75% 2026	150,325	162,941
The Bond Fund of America — Page 45 of 63

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.875% 2026	$41,000	$44,587
U.S. Treasury 2.00% 2026	15,600	17,126
U.S. Treasury 2.125% 2026	54,000	59,396
U.S. Treasury 2.25% 2026	8,000	8,839
U.S. Treasury 2.50% 2026	24,000	26,811
U.S. Treasury 2.625% 2026	142,585	160,040
U.S. Treasury 0.375% 2027	145,699	144,954
U.S. Treasury 0.50% 2027	681,942	683,728
U.S. Treasury 0.50% 2027[12]	556,100	558,716
U.S. Treasury 0.50% 2027	16,000	16,067
U.S. Treasury 0.50% 2027	6,000	6,022
U.S. Treasury 0.625% 2027	8,000	8,105
U.S. Treasury 2.25% 2027	220,486	247,937
U.S. Treasury 2.25% 2027	3,000	3,349
U.S. Treasury 2.75% 2028	17,398	20,243
U.S. Treasury 2.875% 2028	61,335	72,187
U.S. Treasury 2.875% 2028	3,760	4,440
U.S. Treasury 1.625% 2029	398	433
U.S. Treasury 2.375% 2029	6,795	7,820
U.S. Treasury 0.625% 2030	423,799	421,445
U.S. Treasury 0.625% 2030	23,718	23,642
U.S. Treasury 1.50% 2030	31,576	34,070
U.S. Treasury 1.125% 2040[12]	245,476	241,948
U.S. Treasury 1.125% 2040	64,750	63,577
U.S. Treasury 4.625% 2040	9,400	15,149
U.S. Treasury 3.125% 2041	20,000	27,060
U.S. Treasury 4.375% 2041	11,500	18,221
U.S. Treasury 2.75% 2042	7,000	8,982
U.S. Treasury 2.875% 2043	23,810	31,137
U.S. Treasury 3.00% 2044	5,900	7,897
U.S. Treasury 3.375% 2044	38,700	54,693
U.S. Treasury 3.00% 2045[12]	15,100	20,319
U.S. Treasury 3.00% 2045	5,560	7,455
U.S. Treasury 2.25% 2046	4,500	5,323
U.S. Treasury 2.50% 2046[12]	194,262	240,211
U.S. Treasury 2.50% 2046	27,000	33,406
U.S. Treasury 2.875% 2046	13,854	18,339
U.S. Treasury 2.75% 2047[12]	32,098	41,728
U.S. Treasury 2.75% 2047	5,300	6,897
U.S. Treasury 3.00% 2047[12]	86,916	117,932
U.S. Treasury 3.00% 2047	14,950	20,255
U.S. Treasury 3.00% 2048[12]	179,901	244,846
U.S. Treasury 3.00% 2048	11,100	15,150
U.S. Treasury 3.125% 2048	11,150	15,522
U.S. Treasury 3.375% 2048[12]	12,545	18,282
U.S. Treasury 2.25% 2049[12]	193,147	230,056
U.S. Treasury 2.375% 2049[12]	140,608	171,947
U.S. Treasury 2.875% 2049[12]	241,100	323,247
U.S. Treasury 3.00% 2049[12]	74,066	101,382
U.S. Treasury 1.25% 2050[12]	979,187	929,465
U.S. Treasury 1.375% 2050[12]	741,925	726,256
U.S. Treasury 2.00% 2050	38,250	43,328
		14,094,313
The Bond Fund of America — Page 46 of 63

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 1.54%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2024[13]	$20,194	$21,427
U.S. Treasury Inflation-Protected Security 0.50% 2024[13]	30,815	32,734
U.S. Treasury Inflation-Protected Security 0.375% 2027[13]	28,382	31,570
U.S. Treasury Inflation-Protected Security 1.75% 2028[13]	5,194	6,331
U.S. Treasury Inflation-Protected Security 0.125% 2030[13]	57,021	63,006
U.S. Treasury Inflation-Protected Security 2.125% 2041[13]	4,046	6,292
U.S. Treasury Inflation-Protected Security 0.75% 2042[12,13]	196,333	247,275
U.S. Treasury Inflation-Protected Security 1.00% 2049[12,13]	201,628	281,682
U.S. Treasury Inflation-Protected Security 0.25% 2050[12,13]	265,359	313,053
		1,003,370
Total U.S. Treasury bonds & notes		15,097,683
Asset-backed obligations 2.26%
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[1,10]	4,587	4,598
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[1,10]	5,705	5,845
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[1,10]	4,495	4,645
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[1,10]	1,350	1,421
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[1,10]	1,000	1,058
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[1,10]	28,000	30,008
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[1,10]	34,264	35,388
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[1,10]	3,750	3,840
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[1,10]	25,453	25,759
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[1,10]	3,092	3,149
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[1,10]	5,791	5,958
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[1,10]	3,186	3,208
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15% 2024[1,10]	2,160	2,168
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[1,10]	7,643	7,735
American Express Credit Account Master Trust, Series 2017-7, Class A, 2.35% 2025[10]	1,260	1,313
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24% 2022[10]	1,673	1,676
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[10]	5,463	5,510
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class C, 1.48% 2026[10]	4,500	4,565
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.47% 2031[1,10]	1,120	1,121
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.28% 2031[1,10]	4,310	4,292
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[10]	46,227	46,624
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[10]	650	681
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,10]	99,040	100,423
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,10]	13,770	14,098
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[1,10]	11,940	12,185
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[1,10]	1,560	1,591
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[1,6,10]	715	715
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[1,10]	1,241	1,244
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[1,3,10]	10,248	10,414
CPS Auto Receivables Trust, Series 2019-D, Class A, 2.17% 2022[1,10]	7,897	7,937
CPS Auto Receivables Trust, Series 2019-B, Class A, 2.89% 2022[1,10]	73	73
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05% 2023[1,10]	811	818
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 2023[1,10]	2,000	2,020
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[1,10]	2,570	2,625
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[1,10]	2,169	2,211
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[1,10]	2,025	2,061
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[1,10]	5,325	5,477
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.71% 2026[1,10]	2,829	2,837
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[1,10]	681	707
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[1,10]	598	639
The Bond Fund of America — Page 47 of 63

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Credit Acceptance Auto Loan Trust, Series 2017-3A, Class C, 3.48% 2026[1,10]	$2,695	$2,724
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class C, 4.04% 2027[1,10]	1,485	1,544
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[1,10]	3,739	3,793
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.93% 2029[1,10]	2,839	2,853
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[1,10]	15,748	16,129
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39% 2029[1,10]	4,118	4,185
Credit Acceptance Auto Loan Trust, Series 20-2A, Class C, 2.73% 2029[1,10]	2,092	2,130
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 0.332% 2035[3,10]	1,391	1,350
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.292% 2037[3,10]	2,360	2,261
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.302% 2037[3,10]	3,701	3,570
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[10]	10,804	10,850
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[10]	4,660	4,721
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[10]	3,970	4,042
Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63% 2024[10]	377	379
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72% 2024[10]	61	62
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81% 2024[10]	63	64
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[10]	1,535	1,554
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[10]	12,690	13,105
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[10]	8,760	9,019
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[10]	1,874	1,929
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[10]	6,030	6,235
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[10]	2,586	2,693
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[1,10]	2,918	2,930
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[1,10]	859	862
Drivetime Auto Owner Trust, Series 2018-3A, Class B, 3.56% 2022[1,10]	231	232
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[1,10]	9,038	9,096
Drivetime Auto Owner Trust, Series 2019-4A, Class A, 2.17% 2023[1,10]	12,934	13,017
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[1,10]	1,570	1,586
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 2023[1,10]	3,240	3,282
Drivetime Auto Owner Trust, Series 2018-1A, Class C, 3.47% 2023[1,10]	1,166	1,169
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 2024[1,10]	2,000	2,028
Drivetime Auto Owner Trust, Series 2018-2A, Class C, 3.67% 2024[1,10]	65	66
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[1,10]	1,925	1,960
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[1,10]	2,870	2,942
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[1,10]	5,765	5,900
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[1,10]	6,800	7,062
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[1,10]	3,269	3,289
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[1,10]	1,861	1,952
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[1,10]	313	337
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[1,10]	2,946	2,953
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 2023[1,10]	1,691	1,697
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 2023[1,10]	18,642	18,773
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18% 2023[1,10]	8,236	8,282
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 2023[1,10]	8,200	8,282
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[1,10]	9,454	9,533
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[1,10]	1,750	1,785
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08% 2024[1,10]	1,580	1,604
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26% 2024[1,10]	3,500	3,554
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[1,10]	9,000	9,197
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[1,10]	7,850	8,078
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 2024[1,10]	4,150	4,235
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[10]	3,432	3,443
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 2025[1,10]	$6,890	$7,079
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[1,10]	9,000	9,247
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[1,10]	2,715	2,828
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[1,10]	10,000	10,373
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[10]	2,977	2,988
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[1,10]	2,055	2,219
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 2024[1,10]	738	747
Ford Credit Auto Owner Trust, Series 2020-B, Class C, 2.04% 2026[10]	2,535	2,603
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[1,10]	33,660	34,055
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[1,10]	6,260	6,850
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[1,10]	84,891	89,074
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[1,10]	19,385	21,385
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[10]	112,692	116,595
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A, 1.76% 2027[10]	9,200	9,246
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,10]	10,767	10,751
Global SC Finance V SRL, Series 2020-1A, Class B, 2.17% 2040[1,10]	14,228	14,238
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[1,10]	1,566	1,568
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[1,10]	7,600	7,614
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[1,10]	1,485	1,488
GM Financial Automobile Leasing Trust, Series 2020-1, Class A2, 1.83% 2023[10]	51,544	51,821
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 2024[10]	941	959
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[10]	786	816
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[10]	1,111	1,149
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.44% 2025[10]	1,521	1,571
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2B, 1.202% 2023[3,10]	4,495	4,519
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[10]	765	781
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[10]	530	542
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 2024[10]	2,116	2,159
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 0.352% 2041[1,3,10]	781	755
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 0.352% 2041[1,3,10]	512	506
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 2022[1,10]	1,509	1,512
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[1,10]	5,853	5,878
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[1,10]	6,288	6,312
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[1,10]	3,819	3,849
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[1,10]	9,233	9,271
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[1,10]	5,642	5,665
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 1.078% 2035[3,10]	1,502	1,500
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A2, 1.90% 2022[1,10]	21,748	21,906
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A2, 1.82% 2022[10]	10,214	10,262
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[1,3,10]	9,045	9,271
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.223% 2028[1,3,10]	18,698	18,707
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.242% 2027[1,3,10]	14,680	14,600
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.322% 2027[1,3,10]	25,755	25,672
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[1,10]	3,940	4,037
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[1,10]	2,435	2,509
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 0.278% 2036[3,10]	226	222
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[10]	1,782	1,790
Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.96% 2024[10]	2,700	2,710
Santander Drive Auto Receivables Trust, Series 2019-2, Class B, 2.79% 2024[10]	4,880	4,961
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[10]	8,621	9,012
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 2025[10]	6,125	6,204
The Bond Fund of America — Page 49 of 63

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[10]	$4,975	$5,143
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[10]	25,000	26,912
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[10]	12,159	12,181
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[10]	5,159	5,170
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[1,10]	927	934
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.305% 2025[1,3,10]	18,330	18,283
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[1,10]	3,622	3,634
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[1,10]	563	564
Textainer Marine Containers Limited, Series 2020-2A, Class A, 1.86% 2045[1,10]	2,767	2,771
Textainer Marine Containers Limited, Series 2020-2, Class B, 3.34% 2045[1,10]	3,623	3,626
Textainer Marine Containers Limited, Series 2020-1A, Class B, 4.94% 2045[1,10]	7,834	8,084
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[1,10]	6,000	6,410
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[1,10]	16,005	16,452
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[1,10]	16,930	16,979
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[1,10]	853	855
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[1,10]	4,950	4,980
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 2024[10]	13,528	13,885
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 2022[10]	39,668	39,974
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 0.965% 2026[1,3,10]	2,156	2,149
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[1,10]	47,984	48,397
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[1,10]	3,100	3,121
Westlake Automobile Receivables Trust, Series 2018-1A, Class C, 2.92% 2023[1,10]	103	104
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[1,10]	1,040	1,056
Westlake Automobile Receivables Trust, Series 2018-2A, Class C, 3.50% 2024[1,10]	296	298
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[1,10]	3,345	3,396
Westlake Automobile Receivables Trust, Series 2020-2, Class D, 2.76% 2026[1,10]	5,225	5,365
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[10]	30,269	31,131
		1,467,185
Municipals 1.97% Illinois 0.73%
Chicago Transit Auth., Sale Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 2055	2,000	2,164
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	56,485	57,109
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	14,400	15,055
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	5,770	5,851
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	355	362
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	1,035	1,096
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[1]	7,760	9,590
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	960	1,081
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	1,915	2,126
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	425	465
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	850	939
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	660	704
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	850	923
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	2,415	2,567
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	640	720
The Bond Fund of America — Page 50 of 63

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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	$745	$936
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	370	461
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	215	243
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	215	266
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	215	241
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	425	523
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	425	520
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	215	262
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	240	263
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	950	1,194
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	640	797
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	425	294
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	575	581
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	1,630	1,656
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	38,692	39,373
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	162,050	163,883
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	12,860	14,632
G.O. Bonds, Series 2012, 5.00% 2024	5,000	5,140
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,293
G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,401
G.O. Bonds, Series 2013-B, 4.91% 2027	3,250	3,309
G.O. Bonds, Series 2017-A, 5.00% 2025	2,500	2,724
G.O. Bonds, Series 2019-A, 5.00% 2024	6,500	6,991
G.O. Bonds, Series 2019-A, 5.70% 2031	7,530	7,899
G.O. Bonds, Series 2020, 5.50% 2030	6,000	6,868
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	7,745	8,546
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	3,155	3,247
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	6,495	6,803
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 2024	1,905	2,023
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	6,205	6,690
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.827% 2021	2,065	2,089
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	2,218	2,258
G.O. Rev. Ref. Bonds, Series 2019-B, 5.00% 2025	11,000	11,954
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.12% 2050 (put 2025)[3]	6,275	6,347
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	875	946
Taxable G.O. Bonds, Series 2012-B, 4.85% 2022	2,305	2,337
The Bond Fund of America — Page 51 of 63

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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-C, 5.00% 2038	$12,865	$14,818
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 5.00% 2044	30,000	37,136
		474,696
New York 0.57%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2042	1,860	2,278
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2038	2,500	2,907
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2047	16,080	18,272
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 4.75% 2045	32,900	34,323
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,545	1,628
New York City G.O. Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 2040	5,000	5,717
New York City G.O. Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 2050	59,475	67,108
New York City Industrial Dev. Agcy., Tax-Exempt PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 2045	950	1,079
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2020, Series 2020-EE, 4.00% 2042	32,240	37,793
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-1, 5.00% 2043	10,000	12,181
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 4.00% 2037	9,650	10,935
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 4.00% 2039	3,500	4,088
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 4.00% 2045	10,215	11,710
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 2055	45,340	52,336
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 2060	17,195	19,768
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2040	10,000	12,244
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2045	6,760	7,760
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2049	18,240	20,814
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 2039	5,000	5,839
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 2041	11,205	12,995
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 2042	3,795	4,386
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 2049	8,000	9,129
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2031	10,300	13,705
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 5.00% 2038	2,000	2,533
		371,528
California 0.19%
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-C, 4.00% 2050	2,000	2,357
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-D, 3.00% 2045	2,000	2,155
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-D, 3.00% 2050	1,000	1,066
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Green Bonds, 2016 Election, Series 2020-C-1, 3.00% 2050	39,000	41,496
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	555	565
G.O. Bonds, Series 2020, 3.00% 2050	11,445	12,108
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 4.00% 2044	20,000	23,475
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Ref. Bonds, Series 2020-A, 5.00% 2030	6,850	9,236
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	6,585	6,659
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	5,150	5,165
Trustees of the California State University, Systemwide Rev. Bonds, Series 2020-C, 3.00% 2051	20,000	21,067
		125,349
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Bonds, notes & other debt instruments (continued) Municipals (continued) Ohio 0.15%	Principal amount (000)	Value (000)
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 2050	$16,030	$18,898
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	4,315	4,535
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2036	15,000	19,956
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2037	8,000	10,605
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2038	10,000	13,211
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2039	7,500	9,877
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2050	15,000	19,329
		96,411
Minnesota 0.07%
G.O. Bonds, Series 2020-A, 5.00% 2029	14,070	19,129
G.O. Bonds, Series 2020-A, 5.00% 2031	14,620	20,141
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	3,730	3,972
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	470	495
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	2,350	2,475
		46,212
Texas 0.07%
Brazosport Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2029	2,980	3,975
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	11,415	11,877
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,820
Water Dev. Board, State Revolving Fund, Rev. Bonds, Series 2020, 4.00% 2035	5,400	6,659
Water Dev. Board, State Revolving Fund, Rev. Bonds, Series 2020, 4.00% 2036	5,180	6,356
Water Dev. Board, State Revolving Fund, Rev. Bonds, Series 2020, 4.00% 2037	2,750	3,361
Water Dev. Board, State Revolving Fund, Rev. Bonds, Series 2020, 4.00% 2038	3,000	3,654
		42,702
Maryland 0.03%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	1,965	2,040
G.O. Bonds, State and Local Facs. Loan of 2020, Series 2020-B-2, 5.00% 2028	15,115	20,083
		22,123
Connecticut 0.03%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-D-1, 4.00% 2049	12,895	14,744
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	2,440	2,562
		17,306
Michigan 0.03%
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-2, 4.60% 2022	3,860	3,906
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	11,950	12,775
		16,681
Washington 0.02%
G.O. Bonds, Series 2019-A, 5.00% 2031	10,495	13,636
Florida 0.01%
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2018-F, 5.00% 2043	7,500	9,063
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Bonds, notes & other debt instruments (continued) Municipals (continued) Arizona 0.01%	Principal amount (000)	Value (000)
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 4.00% 2038	$1,000	$1,207
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2030	500	684
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2031	675	916
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2032	700	943
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2037	1,500	1,975
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2039	1,750	2,288
		8,013
Tennessee 0.01%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	970	1,038
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	550	574
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	2,385	2,531
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	3,025	3,224
		7,367
Utah 0.01%
G.O. Bonds, Series 2020, 5.00% 2030	4,600	6,118
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	745	803
		6,921
New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	4,400	5,478
South Carolina 0.01%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	700	760
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	2,960	3,126
		3,886
Nebraska 0.01%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	800	840
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	2,670	2,855
		3,695
Wisconsin 0.01%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	1,375	1,456
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	1,955	2,063
		3,519
Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	3,060	3,205
Kentucky 0.00%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	970	1,023
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	890	946
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 2046	800	851
The Bond Fund of America — Page 54 of 63

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Bonds, notes & other debt instruments (continued) Municipals (continued) Massachusetts 0.00%	Principal amount (000)	Value (000)
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	$640	$676
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	525	555
Total municipals		1,281,842
Bonds & notes of governments & government agencies outside the U.S. 1.85%
Abu Dhabi (Emirate of) 0.75% 2023[1]	15,290	15,290
Abu Dhabi (Emirate of) 2.50% 2025[1]	59,000	62,892
Abu Dhabi (Emirate of) 3.125% 2026	10,000	11,013
Abu Dhabi (Emirate of) 2.50% 2029	1,800	1,927
Abu Dhabi (Emirate of) 3.125% 2030[1]	47,440	53,269
Abu Dhabi (Emirate of) 1.70% 2031[1]	18,500	18,344
Abu Dhabi (Emirate of) 3.875% 2050[1]	32,340	39,617
Abu Dhabi (Emirate of) 2.70% 2070[1]	4,925	4,777
Angola (Republic of) 8.00% 2029[1]	5,000	3,975
Argentine Republic 1.00% 2029	1,034	474
Argentine Republic 0.125% 2030[2]	12,086	5,070
Argentine Republic 0% 2035	25,700	158
Argentine Republic 0.125% 2035[2]	5,349	2,022
Bermuda 3.375% 2050[1]	8,200	8,456
Bermuda (British Overseas Territory of) 2.375% 2030[1]	2,840	2,879
Brazil (Federative Republic of) 3.875% 2030	5,860	5,864
Cameroon (Republic of) 9.50% 2025	1,500	1,553
Colombia (Republic of) 4.125% 2051	18,640	19,404
Costa Rica (Republic of) 7.00% 2044	2,178	1,984
Cote d’Ivoire (Republic of) 6.375% 2028[1]	7,275	7,299
Dominican Republic 7.50% 2021	317	327
Dominican Republic 5.50% 2025[1]	10,380	11,068
Dominican Republic 5.50% 2025	1,640	1,749
Dominican Republic 6.875% 2026[1]	4,300	4,795
Dominican Republic 6.40% 2049[1]	1,648	1,662
Egypt (Arab Republic of) 4.55% 2023[1]	5,100	5,113
Egypt (Arab Republic of) 5.577% 2023[1]	1,690	1,741
Egypt (Arab Republic of) 4.75% 2026	€3,000	3,358
Egypt (Arab Republic of) 6.588% 2028[1]	$1,610	1,596
Egypt (Arab Republic of) 5.625% 2030	€1,060	1,130
Egypt (Arab Republic of) 7.053% 2032[1]	$5,100	4,880
Egypt (Arab Republic of) 8.50% 2047[1]	2,245	2,180
Export-Import Bank of India 3.375% 2026	7,000	7,392
Export-Import Bank of India 3.875% 2028	3,000	3,161
Export-Import Bank of India 3.25% 2030	9,100	9,202
Gabonese Republic 6.375% 2024	772	731
Gabonese Republic 6.95% 2025	700	659
Gabonese Republic 6.625% 2031[1]	600	538
Guatemala (Republic of) 4.50% 2026	1,700	1,829
Guatemala (Republic of) 4.375% 2027	3,975	4,265
Honduras (Republic of) 8.75% 2020	15,197	15,385
Honduras (Republic of) 7.50% 2024	3,330	3,638
Honduras (Republic of) 6.25% 2027[1]	1,400	1,539
Honduras (Republic of) 6.25% 2027	968	1,064
Indonesia (Republic of) 3.75% 2022	4,255	4,437
Indonesia (Republic of) 3.375% 2023	19,350	20,456
The Bond Fund of America — Page 55 of 63

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of) 3.85% 2030	$750	$851
Indonesia (Republic of) 4.20% 2050	1,785	2,070
Israel (State of) 2.50% 2030	1,090	1,182
Israel (State of) 2.75% 2030	4,500	4,988
Israel (State of) 3.375% 2050	4,630	5,148
Israel (State of) 3.875% 2050	23,400	28,197
Japan Bank for International Cooperation 3.125% 2021	76,664	78,395
Jordan (Hashemite Kingdom of) 6.125% 2026[1]	2,890	2,969
Jordan (Hashemite Kingdom of) 5.75% 2027[1]	615	618
Kazakhstan (Republic of) 6.50% 2045	3,000	4,669
Kazakhstan (Republic of) 6.50% 2045[1]	2,250	3,502
Kenya (Republic of) 6.875% 2024[1]	6,425	6,551
Kuwait (State of) 2.75% 2022[1]	2,150	2,212
Morocco (Kingdom of) 4.25% 2022	5,400	5,686
Morocco (Kingdom of) 1.50% 2031	€15,000	16,596
Morocco (Kingdom of) 5.50% 2042	$8,700	10,832
Pakistan (Islamic Republic of) 5.50% 2021[1]	2,335	2,337
Pakistan (Islamic Republic of) 8.25% 2024	2,220	2,360
Panama (Republic of) 3.75% 2026[1]	41,695	44,666
Panama (Republic of) 3.875% 2028	10,000	11,348
Panama (Republic of) 3.16% 2030	3,585	3,905
Panama (Republic of) 2.252% 2032	10,025	10,150
Panama (Republic of) 4.50% 2047	1,090	1,366
Panama (Republic of) 4.50% 2050	6,700	8,434
Panama (Republic of) 4.30% 2053	5,080	6,280
Panama (Republic of) 4.50% 2056	8,915	11,188
Paraguay (Republic of) 4.625% 2023	1,500	1,590
Paraguay (Republic of) 5.00% 2026	4,485	5,124
Paraguay (Republic of) 5.00% 2026[1]	1,575	1,799
Paraguay (Republic of) 4.70% 2027[1]	850	968
Paraguay (Republic of) 4.95% 2031[1]	5,000	5,783
Paraguay (Republic of) 5.60% 2048[1]	1,980	2,447
Peru (Republic of) 2.392% 2026	11,910	12,500
Peru (Republic of) 2.783% 2031	21,340	23,149
PETRONAS Capital Ltd. 3.50% 2030	9,000	10,084
PETRONAS Capital Ltd. 3.50% 2030[1]	4,450	4,986
PETRONAS Capital Ltd. 4.55% 2050[1]	5,695	7,288
Philippines (Republic of) 2.457% 2030	15,000	16,209
Philippines (Republic of) 6.375% 2034	7,000	10,153
Philippines (Republic of) 5.00% 2037	3,000	3,918
Philippines (Republic of) 3.95% 2040	4,000	4,747
Philippines (Republic of) 3.70% 2041	11,000	12,732
Philippines (Republic of) 3.70% 2042	3,500	4,067
Philippines (Republic of) 2.95% 2045	15,091	16,014
Poland (Republic of) 3.25% 2026	6,600	7,458
Portuguese Republic 5.125% 2024	1,725	2,022
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[1]	3,719	3,886
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[1]	2,050	2,279
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[1]	3,310	3,649
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[1]	685	835
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[1]	12,860	14,820
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[1]	655	843
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[1]	2,690	3,155
Qatar (State of) 3.875% 2023[1]	10,830	11,647
Qatar (State of) 3.40% 2025[1]	40,000	43,917
The Bond Fund of America — Page 56 of 63

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Qatar (State of) 4.50% 2028[1]	$31,115	$37,274
Qatar (State of) 3.75% 2030[1]	34,570	40,125
Qatar (State of) 4.40% 2050[1]	44,560	57,483
Romania 2.75% 2026	€5,500	6,935
Romania 3.624% 2030	3,592	4,773
Romania 2.00% 2032	1,400	1,622
Romania 3.50% 2034	7,600	9,858
Romania 3.50% 2034	6,485	8,412
Romania 3.375% 2038	2,200	2,752
Romania 4.625% 2049	2,900	4,156
Russian Federation 4.375% 2029	$23,400	26,892
Russian Federation 5.10% 2035	13,200	16,216
Russian Federation 5.10% 2035[1]	800	983
Russian Federation 5.25% 2047	10,000	13,271
Saudi Arabia (Kingdom of) 2.375% 2021[1]	750	764
Saudi Arabia (Kingdom of) 3.25% 2026[1]	4,170	4,545
Saudi Arabia (Kingdom of) 3.625% 2028[1]	3,110	3,453
Saudi Arabia (Kingdom of) 4.50% 2046	8,000	9,626
Tunisia (Republic of) 5.625% 2024	€3,000	3,190
Turkey (Republic of) 4.25% 2026	$9,300	8,413
Turkey (Republic of) 4.875% 2026	2,380	2,183
Ukraine 7.75% 2021	7,900	8,110
Ukraine 6.75% 2026	€453	518
United Mexican States 3.25% 2030	$5,845	5,979
United Mexican States 4.75% 2032	5,920	6,704
United Mexican States 4.75% 2044	5,000	5,476
United Mexican States 5.00% 2051	10,990	12,303
United Mexican States 5.75% 2110	4,700	5,439
		1,202,186
Federal agency bonds & notes 0.19%
Fannie Mae 0.625% 2025	124,000	125,526
Total bonds, notes & other debt instruments (cost: $59,131,038,000)		61,644,460
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative, preferred shares[1]	6,250	3,875
Total preferred securities (cost: $5,820,000)		3,875
Common stocks 0.03% Health care 0.03%
Rotech Healthcare Inc.[6,7,14,15]	342,069	19,840
Consumer discretionary 0.00%
MYT Holding Co., Class B6,14	519,476	494
NMG Parent LLC[6,14]	3,868	319
NMG Parent LLC[1,6,7,14]	728	42
		855
Total common stocks (cost: $16,908,000)		20,695
The Bond Fund of America — Page 57 of 63

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Rights & warrants 0.00% Consumer discretionary 0.00%	Shares	Value (000)
NMG Parent LLC, warrants, expire 2027[6,14]	18,410	$111
Total rights & warrants (cost: $112,000)		111
Short-term securities 22.05% Money market investments 22.05%
Capital Group Central Cash Fund 0.12%[16,17]	143,194,380	14,320,870
Total short-term securities (cost: $14,320,987,000)		14,320,870
Total investment securities 116.98% (cost: $73,474,865,000)		75,990,011
Other assets less liabilities (16.98)%		(11,028,479)
Net assets 100.00%		$64,961,532
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[18] (000)	Value at 9/30/2020[19] (000)	Unrealized (depreciation) appreciation at 9/30/2020 (000)
90 Day Euro Dollar Futures	Short	5,834	March 2021	$(1,458,500)	$(1,455,656)	$(338)
2 Year U.S. Treasury Note Futures	Long	3,044	January 2021	608,800	672,605	334
5 Year U.S. Treasury Note Futures	Long	41,243	January 2021	4,124,300	5,197,907	5,260
10 Year Euro-Bund Futures	Short	121	December 2020	€(12,100)	(24,758)	(109)
10 Year U.S. Treasury Note Futures	Short	3,156	December 2020	$(315,600)	(440,361)	(797)
10 Year Ultra U.S. Treasury Note Futures	Short	40,825	December 2020	(4,082,500)	(6,528,811)	(11,912)
20 Year U.S. Treasury Bond Futures	Long	18,725	December 2020	1,872,500	3,300,867	(2,632)
30 Year Ultra U.S. Treasury Bond Futures	Long	4,436	December 2020	443,600	983,960	1,533
						$(8,661)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2020 (000)
Purchases (000)	Sales (000)
USD6,333	EUR5,362	Morgan Stanley	10/9/2020	$45
USD28,697	EUR24,300	Bank of New York Mellon	10/13/2020	198
EUR275	USD326	UBS AG	10/13/2020	(3)
EUR391	USD463	JPMorgan Chase	10/13/2020	(5)
EUR2,425	USD2,866	Citibank	10/13/2020	(22)
EUR2,835	USD3,376	JPMorgan Chase	10/13/2020	(51)
USD4,681	EUR3,960	Goldman Sachs	10/14/2020	37
USD6,709	EUR5,661	Morgan Stanley	10/16/2020	70
USD20,969	EUR17,646	Barclays Bank PLC	10/19/2020	271
USD285	MXN6,021	Standard Chartered Bank	10/21/2020	13
USD636	GBP490	Citibank	10/21/2020	3
USD1,951	MXN41,200	Morgan Stanley	10/22/2020	93
EUR700	USD827	UBS AG	10/22/2020	(6)
KRW172,487,000	USD147,652	Citibank	10/23/2020	(165)
KRW172,487,000	USD147,690	Goldman Sachs	10/23/2020	(203)
The Bond Fund of America — Page 58 of 63

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2020 (000)
Purchases (000)	Sales (000)
KRW86,578,943	USD74,252	Goldman Sachs	10/23/2020	$(222)
EUR1,000	USD1,167	JPMorgan Chase	10/26/2020	6
USD5,221	EUR4,451	Standard Chartered Bank	10/26/2020	—[9]
				$59
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
U.S. EFFR	0.11%	5/18/2024	$452,700	$75	$—	$75
U.S. EFFR	0.1275%	6/25/2025	194,300	(48)	—	(48)
U.S. EFFR	0.105%	6/30/2025	194,400	170	—	170
U.S. EFFR	0.0975%	6/30/2025	105,483	130	—	130
U.S. EFFR	0.106%	6/30/2025	85,817	71	—	71
U.S. EFFR	0.093%	7/2/2025	64,800	95	—	95
U.S. EFFR	0.096%	7/2/2025	64,700	86	—	86
U.S. EFFR	0.10875%	7/6/2025	284,800	217	—	217
U.S. EFFR	0.0995%	7/9/2025	142,300	175	—	175
U.S. EFFR	0.105%	7/9/2025	142,300	137	—	137
U.S. EFFR	0.099%	7/10/2025	349,900	442	—	442
U.S. EFFR	0.045%	8/4/2025	5,000	21	—	21
U.S. EFFR	0.0445%	8/10/2025	52,000	221	—	221
U.S. EFFR	0.131%	10/1/2025	90,100	45	—	45
U.S. EFFR	0.2985%	10/2/2027	65,000	(34)	—	(34)
0.483%	U.S. EFFR	10/1/2030	36,000	(53)	—	(53)
2.432%	3-month USD-LIBOR	9/21/2037	2,000	468	—	468
2.987%	3-month USD-LIBOR	2/7/2038	37,000	12,166	—	12,166
3.193%	3-month USD-LIBOR	5/21/2038	45,000	16,524	—	16,524
3.062%	3-month USD-LIBOR	7/31/2038	23,500	8,179	—	8,179
2.835%	3-month USD-LIBOR	1/10/2039	21,500	6,767	—	6,767
2.874%	3-month USD-LIBOR	2/6/2039	13,900	4,481	—	4,481
2.7055%	3-month USD-LIBOR	4/17/2039	41,900	12,374	—	12,374
3-month USD-LIBOR	0.81%	7/28/2045	449,300	28,221	(266)	28,487
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	1,024	—	1,024
2.9075%	3-month USD-LIBOR	4/16/2048	7,000	3,127	—	3,127
3-month USD-LIBOR	0.811%	7/27/2050	445,000	35,570	—	35,570
6-month GBP-LIBOR	0.6627%	8/28/2050	£480	(15)	—	(15)
0.9075%	U.S. EFFR	10/1/2050	$10,100	(83)	—	(83)
0.905%	U.S. EFFR	10/1/2050	10,200	(90)	—	(90)
					$(266)	$130,729
The Bond Fund of America — Page 59 of 63

unaudited
Swap contracts  (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2020 (000)
CDX.NA.HY.35	5.00%/Quarterly	12/20/2025	$355,000	$(14,546)	$(14,552)	$6
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2020 (000)
1.00%/Quarterly	CDX.EM.34	12/20/2025	$60,000	$(3,810)	$(3,881)	$71
Investments in affiliates17

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2020 (000)	Dividend income (000)
Short-term securities 22.05%
Money market investments 22.05%
Capital Group Central Cash Fund 0.12%[16]	$2,874,866	$25,088,593	$13,641,292	$1,423	$(2,720)	$14,320,870	$30,369
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,850,344,000, which represented 10.55% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $30,577,000, which represented .05% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $7,905,000, which represented .01% of the net assets of the fund.
[9]	Amount less than one thousand.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Purchased on a TBA basis.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $243,531,000, which represented .37% of the net assets of the fund.
[13]	Index-linked bond whose principal amount moves with a government price index.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[16]	Rate represents the seven-day yield at 9/30/2020.
[17]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[18]	Notional amount is calculated based on the number of contracts and notional contract size.
[19]	Value is calculated based on the notional amount and current market price.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$12,646	$19,840.03%
The Bond Fund of America — Page 60 of 63

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $18,376,060,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $1,042,522,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $69,325,012,000 and $1,385,649,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security;
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unaudited
contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$21,478,528	$7,621	$21,486,149
Mortgage-backed obligations	—	20,983,889	—	20,983,889
U.S. Treasury bonds & notes	—	15,097,683	—	15,097,683
Asset-backed obligations	—	1,467,185	—	1,467,185
Municipals	—	1,281,842	—	1,281,842
Bonds & notes of governments & government agencies outside the U.S.	—	1,202,186	—	1,202,186
Federal agency bonds & notes	—	125,526	—	125,526
Preferred securities	—	3,875	—	3,875
Common stocks	—	813	19,882	20,695
Rights & warrants	—	111	—	111
Short-term securities	14,320,870	—	—	14,320,870
Total	$14,320,870	$61,641,638	$27,503	$75,990,011
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unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,127	$—	$—	$7,127
Unrealized appreciation on open forward currency contracts	—	736	—	736
Unrealized appreciation on interest rate swaps	—	131,052	—	131,052
Unrealized appreciation on credit default swaps	—	77	—	77
Liabilities:
Unrealized depreciation on futures contracts	(15,788)	—	—	(15,788)
Unrealized depreciation on open forward currency contracts	—	(677)	—	(677)
Unrealized depreciation on interest rate swaps	—	(323)	—	(323)
Total	$(8,661)	$130,865	$—	$122,204
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbols
Agcy. = Agency	G.O. = General Obligation
AMT = Alternative Minimum Tax	GBP/£ = British pounds
Auth. = Authority	ICE = Intercontinental Exchange, Inc.
CLO = Collateralized Loan Obligations	KRW = South Korean won
Dept. = Department	LIBOR = London Interbank Offered Rate
Dev. = Development	MXN = Mexican pesos
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
EFFR = Effective Federal Funds Rate	SIFMA = Securities Industry and Financial Markets Association
EUR/€ = Euros	SOFR = Secured Overnight Financing Rate
Fac. = Facility	TBA = To-be-announced
Facs. = Facilities	USD/$ = U.S. dollars
Fin. = Finance
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-008-1120O-S78117	The Bond Fund of America — Page 63 of 63